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BLUE CHIP
CASH MANAGEMENT
DISCOVERY
FOCUSED EQUITY
GOVERNMENT
GROWTH
HIGH YIELD
INTERNATIONAL SECURITIES
INVESTMENT GRADE
TARGET MATURITY 2007
TARGET MATURITY 2010
TARGET MATURITY 2015
UTILITIES INCOME

SEMIANNUAL REPORT
June 30, 2002





Market Overview
FIRST INVESTORS LIFE SERIES FUND


Dear Investor:

We are pleased to present the semi-annual report for the First Investors Life Series Fund and its thirteen portfolios (the "Funds") for the six-month period ended June 30, 2002.*

The Economy

Following a mild recession in 2001, the U.S. economy recovered during the first half of 2002. Gross domestic product ("GDP") grew at a rate of 5% during the first quarter of 2002, the strongest quarterly growth since the fourth quarter of 1999. The recovery was driven by a sharp slowdown in inventory liquidation, solid consumer spending (due to tax refunds, increased purchasing power, and cash from mortgage refinancings) and higher government spending.

The economy slowed in the second quarter of 2002, with GDP growth of 1.1%. The slower pace was due to moderation in consumer spending as "one-time" factors from earlier in the year (e.g., tax refunds, mortgage refinancings) dissipated and the unemployment rate increased to 5.9%. Also, the economy received less help from inventory liquidation than during the prior quarter.

Despite the slowdown in the economic expansion, the recovery remained on track, as industrial production increased for six consecutive months, new home sales reached all-time highs and consumer spending remained firm. As well, the rate of inflation declined as is typical in the first year of a recovery. The consumer price index, a leading inflation indicator, was up 1.1% on a year-over-year basis, compared to 3.2% for the prior 12 months.

The Federal Reserve ("the Fed") left the benchmark federal funds rate unchanged during the reporting period. Recognizing the improvement in the economy, the Fed in March shifted from a bias of continued rate reductions to a neutral stance. The Fed has indicated that it is likely to leave short-term rates at or near the current historically low level through year-end, due to low inflation and continued uncertainty about the strength of the recovery.

The Equity Market

Despite the resurgent economy, the equity market posted disappointing returns for the first half of 2002. A number of factors, most prominently geopolitical uncertainty and a crisis of corporate credibility, hurt the performance of stocks.

There was almost no place to hide in the stock market, as most regions, sectors, industries and market capitalization categories struggled. The broad market declined over the six-month period, as the Standard & Poor's 500 Index lost 13.14% of its value and the Dow Jones Industrial Average was down 6.91%. Reflecting the ongoing reevaluation of the technology and telecommunications sectors, the Nasdaq Composite, which is heavily weighted with tech companies, was off 25%. The Russell 2000,





Market Overview (continued)
FIRST INVESTORS LIFE SERIES FUND


a leading small-cap benchmark, lost 4.66% of its value. The stock slump extended to the international marketplace, as most markets in developed countries finished the first half of the year flat to negative in local currency terms. Amid the challenging landscape, there were a few bright spots, as the housing, defense and hospital sectors held up relatively well as demand for their products and services remained solid.

The year started in a fairly encouraging manner for the stock market. With the economy showing renewed vigor, stocks generally held their ground and most indexes posted flat to single digit positive returns for the first quarter. Unfortunately, the mild optimism of the early part of the year quickly dissipated and stocks posted sharply negative results during the second quarter as the economy slowed from the brisk pace of the first quarter. The market was also plagued by continuing crises in various hotspots in the world and a rash of stories about questionable accounting practices and corporate malfeasance. Given the high level of uncertainty, many investors moved their money to the sidelines. However, history has shown that this may not be the wisest strategy.

The negative returns of recent years have been painful, but we must remember that markets move in cycles. All bear markets and market corrections in the past -- including the difficult years of the 1970s, "Black Monday" of 1987 and the brief dip in the early 1990s -- were ultimately followed by recoveries. Investors who stayed the course during turbulent periods have been rewarded for their patience. In fact, although the stock market has experienced one-year negative returns 30% of the time, the market has produced positive returns for 10-year periods 97% of the time. Given the challenging environment, investors are best served by working closely with their registered representative, adhering to an appropriate asset allocation strategy and maintaining a long-term investment perspective.

The Bond Market

In general, the bond market posted solid returns for the first half of 2002. Short-term interest rates ended the reporting period at virtually the same level as the start of the period, while long-term rates declined moderately. Among bond market sectors, higher quality bonds (Treasury, mortgage-backed and municipal bonds) provided the best performance. Lower quality bonds (high yield and BBB-rated corporate bonds) underperformed as accounting, corporate governance and debt burden concerns punished weaker issuers.

During the first quarter, interest rates increased due to the strong economy and expectations of Fed tightening. The 10-year Treasury yield rose from 5.05% at the start of the year to 5.43% at the end of the first quarter. The best performing bond sectors were high yield bonds and mortgage-backed bonds. Treasuries, the most interest-rate-sensitive sector, posted the worst performance.





The second quarter was a reversal of the first quarter. Interest rates fell substantially, as the 10-year Treasury yield rallied from 5.43% to 4.80%. The rally was caused by a number of factors: the slowdown in the pace of economic recovery; geopolitical tensions (the threat of terrorism, violence in the Middle East, the India-Pakistan stand-off), which triggered a "flight to safety" into Treasuries; and the stock market decline, which prompted investors to shift assets into bonds. For the quarter, Treasuries posted the best results, while high yield bonds had the weakest performance.

Looking Ahead

While the growing economy, accommodative Fed and high government spending present a hopeful fundamental backdrop for the stock market, a number of issues must be dealt with before the market can mount a sustainable rally. For the stock market to post positive results for the second half of 2002, investor concerns regarding instability around the world must be reduced to a manageable level and corporate America must take the actions necessary to regain the public's confidence.

Currently, a tug-of-war exists in the bond market between the recovering economy, and the fear and uncertainty generated by geopolitical concerns and stock market woes. At the present time, it appears that fear and uncertainty have the upper hand. This is evidenced by the fact that interest rates have fallen to relatively low levels despite the likelihood of sustained economic recovery. However, going forward, interest rates could move higher -- as occurred in the first quarter -- if the market's focus shifts back to positive economic fundamentals.

Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.** First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. If you use dollar cost averaging, you should consider your ability to continue purchases through periods of declining prices.





Market Overview (continued)
FIRST INVESTORS LIFE SERIES FUND


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 31, 2002

 * The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

** There are a variety of risks associated with investing in all variable life and annuity subaccounts. For the stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts, such as small-cap, global and international subaccounts. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.





Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.7%
              Basic Materials--2.8%
    43,400    Dow Chemical Company                                                              $1,492,092         $83
    31,700    Du Pont (E.I.) de Nemours & Company                                                1,407,480          78
    27,600    Newmont Mining Corporation                                                           726,708          40
    26,100    Praxair, Inc.                                                                      1,486,917          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,113,197         283
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--8.0%
    14,500    3M Company                                                                         1,783,500          99
    18,600    Caterpillar, Inc.                                                                    910,470          50
    13,600    Cooper Industries, Ltd. - Class "A"                                                  534,480          30
    10,600    Danaher Corporation                                                                  703,310          39
    10,000    Deere & Company                                                                      479,000          27
    15,100    Dover Corporation                                                                    528,500          29
    54,300    General Electric Company                                                           1,577,415          87
    17,600    Honeywell International, Inc.                                                        620,048          34
    17,200    Ingersoll-Rand Company - Class "A"                                                   785,352          44
    37,300  * Jabil Circuit, Inc.                                                                  787,403          44
    26,400    Lockheed Martin Corporation                                                        1,834,800         102
    14,500    Northrop Grumman Corporation                                                       1,812,500         101
    20,200    United Technologies Corporation                                                    1,371,580          76
    23,000    Waste Management, Inc.                                                               599,150          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,327,508         795
----------------------------------------------------------------------------------------------------------------------
              Communication Services--4.3%
    81,200    BellSouth Telecommunications, Inc.                                                 2,557,800         142
    82,100    SBC Communications, Inc.                                                           2,504,050         139
    67,500    Verizon Communications, Inc.                                                       2,710,125         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,771,975         431
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--11.0%
    40,700  * Bed Bath & Beyond, Inc.                                                            1,536,018          85
     7,100  * BJ's Wholesale Club, Inc.                                                            273,350          15
    61,600  * Cendant Corporation                                                                  978,208          54
    34,100    Colgate-Palmolive Company                                                          1,706,705          95
    25,800  * Costco Wholesale Corporation                                                         996,396          55
    16,200    Cummins Engine, Inc.                                                                 536,220          30
    46,300    Delphi Corporation                                                                   611,160          34
    26,400  * Federated Department Stores, Inc.                                                  1,048,080          58
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
     9,900    General Motors Corporation                                                          $529,155         $29
    17,700    Gillette Company                                                                     599,499          33
    10,700    Harley-Davidson, Inc.                                                                548,589          31
    15,200    Kimberly-Clark Corporation                                                           942,400          52
     9,600  * Kohl's Corporation                                                                   672,768          37
     5,700  * Lear Corporation                                                                     263,625          15
     9,000  * Linens 'n Things, Inc.                                                               295,290          16
    40,700    Lowe's Companies, Inc.                                                             1,847,780         103
    34,800    Mattel, Inc.                                                                         731,148          41
    21,500    Procter & Gamble Company                                                           1,919,950         107
    40,700    TJX Companies, Inc.                                                                  798,127          44
    54,500    Wal-Mart Stores, Inc.                                                              2,998,045         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,832,513       1,100
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--12.3%
    17,700    Anheuser-Busch Companies, Inc.                                                       885,000          49
    88,600  * AOL Time Warner, Inc.                                                              1,303,306          72
    11,700  * Clear Channel Communications, Inc.                                                   374,634          21
    30,300    Coca-Cola Company                                                                  1,696,800          94
    32,600  * Comcast Corporation - Special Class "A"                                              763,818          42
    43,500    Interpublic Group of Companies, Inc.                                               1,077,060          60
    67,100    Kraft Foods, Inc. - Class "A"                                                      2,747,745         152
    40,700  * Kroger Company                                                                       809,930          45
    85,500  * Liberty Media Corporation - Class "A"                                                812,250          45
    26,100    McDonald's Corporation                                                               742,545          41
    12,800    McGraw-Hill Companies, Inc.                                                          764,160          42
    40,800    Pepsi Bottling Group, Inc.                                                         1,256,640          70
    46,600    PepsiCo, Inc.                                                                      2,246,120         125
    38,700    Philip Morris Companies, Inc.                                                      1,690,416          94
    15,800  * Regal Entertainment Group                                                            368,456          21
    15,800  * Safeway, Inc.                                                                        461,202          26
    13,700    Unilever NV - NY Shares (ADR)                                                        887,760          49
    35,100  * Viacom, Inc. - Class "B"                                                           1,557,387          86
    23,500    Walgreen Company                                                                     907,805          50
    40,700    Walt Disney Company                                                                  769,230          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,122,264       1,227
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--6.9%
    17,100    Anadarko Petroleum Corporation                                                      $843,030         $47
    19,700    ChevronTexaco Corporation                                                          1,743,450          97
    45,700    Conoco, Inc. - Class "B"                                                           1,270,460          70
    28,200    EOG Resources, Inc.                                                                1,119,540          62
    97,400    Exxon Mobil Corporation                                                            3,985,608         221
     4,400    Phillips Petroleum Company                                                           259,072          14
    39,300    Royal Dutch Petroleum Company - NY Shares (ADR)                                    2,172,111         121
     9,600    Schlumberger, Ltd.                                                                   446,400          25
    18,200    Transocean, Inc.                                                                     566,930          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,406,601         688
----------------------------------------------------------------------------------------------------------------------
              Financial--19.4%
    16,300    Aetna, Inc.                                                                          781,911          43
     8,200    AFLAC, Inc.                                                                          262,400          15
    47,600    American Express Company                                                           1,728,832          96
    44,800    American International Group, Inc.                                                 3,056,704         170
    35,500    Bank of America Corporation                                                        2,497,780         138
    16,300    Bank of New York Company, Inc.                                                       550,125          31
    27,300    Bank One Corporation                                                               1,050,504          58
       490  * Berkshire Hathaway, Inc. - Class "B"                                               1,094,170          61
    22,100    Capital One Financial Corporation                                                  1,349,205          75
    27,100    Charles Schwab Corporation                                                           303,520          17
    84,800    Citigroup, Inc.                                                                    3,286,000         182
    27,600    Fannie Mae                                                                         2,035,500         113
     5,400    Fifth Third Bancorp                                                                  359,910          20
    27,900    Freddie Mac                                                                        1,707,480          95
    25,100    Jefferson-Pilot Corporation                                                        1,185,222          66
    27,200    Lehman Brothers Holdings, Inc.                                                     1,700,544          94
     6,100    Marsh & McLennan Companies, Inc.                                                     589,260          33
    40,700    MBNA Corporation                                                                   1,345,949          75
    29,000    Mellon Financial Corporation                                                         911,470          51
    16,500    MetLife, Inc.                                                                        475,200          26
    24,200  * Principal Financial Group, Inc.                                                      750,200          42
    34,400    State Street Corporation                                                           1,537,680          85
    69,700  * Travelers Property Casualty Corporation                                            1,233,690          68
    27,600    U.S. Bancorp                                                                         644,460          36
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    23,700    Wachovia Corporation                                                                $904,866         $50
    29,900    Washington Mutual, Inc.                                                            1,109,589          61
    49,100    Wells Fargo & Company                                                              2,457,946         136
       700  * Willis Group Holdings, Ltd.                                                           23,037           1
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,933,154       1,938
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.9%
    25,400    Abbott Laboratories                                                                  956,310          53
    19,500    Allergan, Inc.                                                                     1,301,625          72
    21,000    AmerisourceBergen Corporation                                                      1,596,000          89
    26,600  * Amgen, Inc.                                                                        1,114,008          62
    17,400    Baxter International, Inc.                                                           773,256          43
    39,300    Bristol-Myers Squibb Company                                                       1,010,010          56
     3,000    Cigna Corporation                                                                    292,260          16
    19,300    Eli Lilly & Company                                                                1,088,520          60
    21,200    HCA, Inc.                                                                          1,007,000          56
    27,800  * HEALTHSOUTH Corporation                                                              355,562          20
    61,600    Johnson & Johnson                                                                  3,219,216         179
    29,200    Medtronic, Inc.                                                                    1,251,220          69
    13,600    Merck & Company, Inc.                                                                688,704          38
    94,800    Pfizer, Inc.                                                                       3,318,000         184
    30,800    Pharmacia Corporation                                                              1,153,460          64
    33,300    Schering-Plough Corporation                                                          819,180          45
    30,800    Wyeth                                                                              1,576,960          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,521,291       1,194
----------------------------------------------------------------------------------------------------------------------
              Technology--11.6%
    31,700  * Analog Devices, Inc.                                                                 941,490          52
    36,200  * Applied Materials, Inc.                                                              688,524          38
    13,500    Automatic Data Processing, Inc.                                                      587,925          33
    19,500    AVX Corporation                                                                      318,435          18
    19,000  * Brocade Communications Systems, Inc.                                                 332,120          18
    37,900  * Cadence Design Systems, Inc.                                                         610,948          34
   108,500  * Cisco Systems, Inc.                                                                1,513,575          84
    34,100  * Dell Computer Corporation                                                            891,374          49
    19,000  * eBay, Inc.                                                                         1,170,780          65
    54,300  * EMC Corporation                                                                      409,965          23
    13,600    First Data Corporation                                                               512,176          28
    54,500    Hewlett-Packard Company                                                              832,760          46
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology (continued)
   127,900    Intel Corporation                                                                 $2,336,733        $130
    13,600  * Intuit, Inc.                                                                         676,192          37
     8,100  * KLA-Tencor Corporation                                                               356,319          20
    68,000  * Microsoft Corporation                                                              3,680,160         204
    71,900    Motorola, Inc.                                                                     1,036,798          58
    40,700  * National Semiconductor Corporation                                                 1,187,219          66
    55,700    Nokia Corporation - Class "A" (ADR)                                                  806,536          45
    77,600  * Sun Microsystems, Inc.                                                               388,776          22
    71,100    Texas Instruments, Inc.                                                            1,685,070          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,963,875       1,163
----------------------------------------------------------------------------------------------------------------------
              Transportation--.7%
    21,100    CSX Corporation                                                                      734,491          41
    29,900    Southwest Airlines Company                                                           483,184          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,217,675          68
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.8%
    27,900    Duke Energy Corporation                                                              867,690          48
    23,900    FPL Group, Inc.                                                                    1,433,761          79
    53,300    Southern Company                                                                   1,460,420          81
    24,400    TXU Corporation                                                                    1,254,160          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,016,031         278
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $159,584,138)                                               165,226,084       9,165
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--7.4%
    $2,900M   BellSouth Corp., 1.74%, 7/9/02+                                                    2,898,598         161
     4,600M   First Data Corp., 1.78%, 7/2/02                                                    4,599,318         255
     2,300M   General Electric Capital Corp., 1.73%, 7/11/02                                     2,298,673         127
     3,600M   Wal-Mart Stores, Inc., 1.78%, 7/16/02+                                             3,596,974         200
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $13,393,563)                                    13,393,563         743
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $172,977,701)                                        99.1%    178,619,647       9,908
Other Assets, Less Liabilities                                                          .9       1,665,958          92
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $180,285,605     $10,000
======================================================================================================================

* Non-income producing

+ See Note 5


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                        Interest                 $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--3.1%
      $378M   Regions Bank, 10/22/02 (cost $375,484)                                  2.11%       $375,484        $308
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--39.4%
       350M   Archer-Daniels-Midland Co., 8/20/02                                     1.77         349,139         287
       300M   ChevronTexaco Corp., 7/22/02                                            1.74         299,695         246
       350M   Coca-Cola Co., 8/6/02                                                   1.74         349,390         287
       300M   Du Pont (E.I.) de Nemours & Co., 7/24/02                                1.72         299,670         246
       200M   Duke Energy Corp., 7/19/02                                              1.71         199,829         164
       298M   Gannett Co., 8/13/02                                                    1.75         297,377         245
       400M   General Electric Capital Corp., 7/16/02                                 1.78         399,703         329
       311M   Gillette Co., 8/23/02                                                   1.73         310,207         255
       300M   Kimberly-Clark Corp., 7/17/02                                           1.73         299,769         246
       335M   McGraw-Hill Cos., Inc., 7/23/02                                         1.78         334,634         275
       200M   Merril Lynch & Co., Inc., 1/6/03                                        2.31         203,628         168
       400M   Pfizer, Inc., 7/1/02                                                    1.75         400,000         329
       400M   Pitney Bowes, Inc., 8/5/02                                              1.77         399,312         328
       300M   Verizon Network Funding Co., 7/29/02                                    1.80         299,579         246
       350M   Wal-Mart Stores, Inc., 7/30/02+                                         1.73         349,512         287
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $4,791,444)                                                 4,791,444       3,938
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--8.6%
              Federal National Mortgage Association:
       300M     7/24/02                                                               2.01         300,003         247
       250M     9/16/02                                                               1.78         249,979         205
       500M   Student Loan Marketing Association,
                7/18/02                                                               1.77         500,000         411
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rates Notes (cost $1,049,982)                                            1,049,982         863
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--22.9%
       100M   Federal Farm Credit Bank, 12/9/02                                       1.85         101,737          84
              Federal Home Loan Bank:
       484M     8/9/02                                                                1.80         483,062         397
       130M     8/15/02                                                               2.20         130,604         107
       300M     10/15/02                                                              1.85         302,389         249
       200M     12/17/02                                                              2.45         200,419         165
       200M     2/28/03                                                               2.38         203,355         167
       350M     4/17/03                                                               2.60         350,031         288
       250M     4/25/03                                                               2.00         251,969         207
       200M     6/27/03                                                               2.58         200,000         164
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                        Interest                 $10,000 of
     Amount   Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
              Federal Home Loan Mortgage Corporation:
      $365M     8/15/02                                                               1.80%       $364,182        $299
       200M     1/30/03                                                               2.61         196,900         162
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $2,784,648)                                                                              2,784,648       2,289
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--18.0%
              U.S. Treasury Bills:
       300M     7/5/02                                                                1.73         299,942         246
       300M     7/11/02                                                               1.70         299,858         246
       500M     7/18/02                                                               1.67         499,605         411
       300M     7/25/02                                                               1.66         299,668         246
       200M     8/22/02                                                               1.64         199,526         164
       200M     9/12/02                                                               1.68         199,318         164
       200M     9/26/02                                                               1.69         199,183         164
       200M     10/3/02                                                               1.72         198,958         164
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $2,196,058)                                     2,196,058       1,805
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $11,197,616)**                                       92.0%     11,197,616       9,203
Other Assets, Less Liabilities                                                         8.0         969,936         797
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $12,167,552     $10,000
======================================================================================================================

 * The interest rates shown for the bankers' acceptances, corporate notes, U.S. Government agency obligations and U.S. Government
   Obligations are the effective rates at the time of purchase by the Fund.
   The interest rates shown on the floating rate notes are adjusted periodically and are the rates in effect at June 30, 2002.

** Aggregate cost for federal income tax purposes is the same.

 + See Note 5.


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.2%
              Basic Materials--1.3%
    14,100    Minerals Technologies, Inc.                                                         $695,412         $63
    47,800  * Stillwater Mining Company                                                            759,064          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,454,476         132
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--16.9%
   117,400  * Aeroflex, Inc.                                                                       815,930          74
    58,900  * Axcelis Technologies, Inc.                                                           676,172          61
    35,100  * Benchmark Electronics, Inc.                                                        1,012,284          92
     2,000  * DRS Technologies, Inc.                                                                85,500           8
    10,900  * EMCOR Group, Inc.                                                                    632,309          57
    41,600  * Excel Technology, Inc.                                                               873,600          79
    20,400  * FLIR Systems, Inc.                                                                   856,188          78
    91,800    GenCorp, Inc.                                                                      1,312,740         119
    49,000  * Itron, Inc.                                                                        1,285,270         116
    56,400  * Jarden Corporation                                                                 1,116,720         101
    16,300    Manitowoc Company, Inc.                                                              577,835          52
     1,800  * ManTech International Corporation                                                     43,182           4
    99,600  * Moore Corporation, Ltd.                                                            1,143,408         104
    18,500    MTC Technologies, Inc.                                                               351,500          32
    25,500    Oshkosh Truck Corporation                                                          1,507,305         137
    66,300    Pall Corporation                                                                   1,375,725         125
    22,200    Standard Register Company                                                            759,018          69
    62,300  * Titan Corporation                                                                  1,139,467         103
    40,400    United Industrial Corporation                                                        882,740          80
    29,900  * Waste Connections, Inc.                                                              934,076          84
    25,800  * Wilson Greatbatch Technologies, Inc.                                                 657,384          60
    14,500    Winnebago Industries, Inc.                                                           638,000          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,676,353       1,693
----------------------------------------------------------------------------------------------------------------------
              Communication Services--1.1%
    29,700  * Commonwealth Telephone Enterprises, Inc.                                           1,195,128         108
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--22.8%
    14,600  * Action Performance Companies, Inc.                                                   461,360          42
    23,900  * Advance Auto Parts, Inc.                                                           1,302,789         118
     3,500  * Aeropostale, Inc.                                                                     95,795           9
    22,300  * Aftermarket Technology Corporation                                                   434,627          39
    20,200  * Ameristar Casinos, Inc.                                                              587,012          53
    35,000  * Arbitron, Inc.                                                                     1,092,000          99
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
    45,800  * Big 5 Sporting Goods Corporation                                                    $654,482         $59
    43,400  * Career Education Corporation                                                       1,953,000         177
     3,500  * Chattem, Inc.                                                                        110,250          10
    37,600  * Chico's FAS, Inc.                                                                  1,365,632         124
   115,900  * CKE Restaurants, Inc.                                                              1,318,942         120
    40,600  * Designs, Inc.                                                                        274,821          25
    36,300  * Education Management Corporation                                                   1,478,499         134
    31,000    Fred's, Inc.                                                                       1,140,180         104
   102,200    Friedman's, Inc.                                                                   1,328,498         120
    27,200  * FTI Consulting, Inc.                                                                 952,272          86
    21,100  * Gaiam, Inc.                                                                          308,904          28
    26,900  * J. Jill Group, Inc.                                                                1,020,855          93
    35,300    Landry's Restaurants, Inc.                                                           900,503          82
    40,200  * Michaels Stores, Inc.                                                              1,567,800         142
    17,700  * Mohawk Industries, Inc.                                                            1,089,081          99
     3,423  * NVR, Inc.                                                                          1,105,629         100
    40,200  * Party City Corporation                                                               655,260          59
    36,800  * PETsMART, Inc.                                                                       590,272          54
    39,000  * Sonic Automotive, Inc.                                                             1,004,250          91
    47,300  * Sports Authority, Inc.                                                               537,328          49
    59,700  * Tuesday Morning Corporation                                                        1,108,032         100
    30,900  * United Auto Group, Inc.                                                              644,265          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,082,338       2,274
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.1%
    32,600  * AFC Enterprises, Inc.                                                              1,018,750          92
    19,400  * American Italian Pasta Company                                                       989,206          90
    45,800  * Charles River Laboratories International, Inc.                                     1,605,290         146
    50,400  * Chiquita Brands International, Inc.                                                  902,664          82
    38,900  * Microtune, Inc.                                                                      346,599          32
    51,800  * Pathmark Stores, Inc.                                                                974,358          88
    21,000  * Performance Food Group Company                                                       711,060          64
    92,600  * Regent Communications, Inc.                                                          653,663          59
    46,100  * Salem Communications Corporation                                                   1,146,507         104
    34,400  * Wild Oats Markets, Inc.                                                              553,840          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,901,937         807
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--4.3%
    23,600  * National-Oilwell, Inc.                                                              $496,780         $45
    17,400    Noble Energy, Inc.                                                                   627,270          57
    73,300    Ocean Energy, Inc.                                                                 1,588,411         144
    14,000  * Patterson-UTI Energy, Inc.                                                           395,220          36
     9,200  * Spinnaker Exploration Company                                                        331,384          30
    15,700    World Fuel Services Corporation                                                      383,080          34
    45,500    XTO Energy, Inc.                                                                     937,300          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,759,445         431
----------------------------------------------------------------------------------------------------------------------
              Financial--6.0%
    18,800    Allegiant Bancorp, Inc.                                                              341,596          31
    68,000    Apex Mortgage Capital, Inc.                                                        1,017,960          92
    61,500    BankAtlantic Bancorp, Inc. - Class "A"                                               741,075          67
    37,100    Doral Financial Corporation                                                        1,238,769         112
    46,400    HCC Insurance Holdings, Inc.                                                       1,222,640         111
    27,600  * National Processing, Inc.                                                            723,396          66
    36,000    Odyssey Re Holdings Corporation                                                      626,040          57
    19,600    Umpqua Holdings Corporation                                                          362,208          33
     8,200    Westamerica Bancorp                                                                  324,392          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,598,076         598
----------------------------------------------------------------------------------------------------------------------
              Health Care--16.9%
    55,900  * American Healthways, Inc.                                                            995,020          90
    44,200  * AmSurg Corporation                                                                 1,160,692         105
     1,400  * Angiotech Pharmaceuticals, Inc.                                                       51,646           5
    80,400  * Axcan Pharma, Inc.                                                                 1,201,176         109
    28,900  * Bio-Reference Laboratories, Inc.                                                     274,261          25
    82,200  * Cantel Medical Corporation                                                         1,512,480         137
    12,000    Cooper Companies, Inc.                                                               565,200          51
    21,800    Diagnostic Products Corporation                                                      806,600          73
    20,300  * DIANON Systems, Inc.                                                               1,084,426          98
    22,900  * Enzon, Inc.                                                                          563,569          51
    58,600  * Eon Labs, Inc.                                                                     1,052,456          95
    22,500  * Exact Sciences Corporation                                                           359,325          33
    30,300    Genencor International, Inc.                                                         296,637          27
    27,800  * Immucor, Inc.                                                                        652,466          59
   112,400  * Lifecore Biomedical, Inc.                                                          1,285,856         117
    96,700  * LifePoint, Inc.                                                                      278,496          25
    21,100  * Odyssey Healthcare, Inc.                                                             759,579          69
    38,850  * Province Healthcare Company                                                          868,686          79
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    14,200  * Regeneron Pharmaceuticals, Inc.                                                     $206,042         $19
    62,700  * Steris Corporation                                                                 1,183,776         107
    19,200  * Transkaryotic Therapies, Inc.                                                        692,160          63
    65,500  * US Oncology, Inc.                                                                    545,615          49
    81,300  * VCA Antech, Inc.                                                                   1,288,605         117
    30,900  * ZOLL Medical Corporation                                                           1,005,177          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,689,946       1,694
----------------------------------------------------------------------------------------------------------------------
              Technology--16.5%
     8,400  * Advanced Energy Industries, Inc.                                                     186,312          17
    12,100  * ATMI, Inc.                                                                           270,677          25
    82,300  * ChipPAC, Inc.                                                                        508,614          46
    34,100  * Credence Systems Corporation                                                         605,957          55
    13,100  * Cymer, Inc.                                                                          459,024          41
    19,800  * eBay, Inc.                                                                         1,220,076         111
    48,600  * Fairchild Semiconductor Corporation                                                1,180,980         107
    48,300  * FreeMarkets, Inc.                                                                    682,479          62
    63,000  * Intergraph Corporation                                                             1,098,733         100
   151,500  * Interland, Inc.                                                                      527,220          47
    94,600  * J.D. Edwards & Company                                                             1,149,390         104
    41,300  * JDA Software Group, Inc.                                                           1,167,138         106
    46,300  * Manhattan Associates, Inc.                                                         1,489,008         135
     6,200  * NetIQ Corporation                                                                    140,306          13
    35,100  * ProQuest Company                                                                   1,244,295         112
    55,100  * Retek, Inc.                                                                        1,338,930         121
    22,800  * Rudolph Technologies, Inc.                                                           568,404          52
    29,900  * Take-Two Interactive Software, Inc.                                                  615,641          56
    18,450  * THQ, Inc.                                                                            550,179          50
     6,400  * Varian Semiconductor Equipment Associates, Inc.                                      217,152          20
    19,300  * Varian, Inc.                                                                         635,935          58
    22,300  * Veeco Instruments, Inc.                                                              515,353          47
    51,200  * Websense, Inc.                                                                     1,309,184         119
    24,450  * Zoran Corporation                                                                    560,150          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,241,137       1,654
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.4%
    60,600  * Genesee & Wyoming, Inc.                                                            1,367,136         124
    53,200    Skywest, Inc.                                                                      1,244,348         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,611,484         237
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--.9%
    29,300    Equitable Resources, Inc.                                                         $1,004,990         $91
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $98,443,420)                                                107,215,310       9,719
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.6%
    $2,900M   BellSouth Corp., 1.74%, 7/9/02+ (cost $2,898,598)                                  2,898,598         263
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $101,342,018)                                        99.8%    110,113,908       9,982
Other Assets, Less Liabilities                                                          .2         204,069          18
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $110,317,977     $10,000
======================================================================================================================

* Non-income producing

+ See Note 5


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.7%
              Banks--1.0%
     1,000    Bank of America Corporation                                                          $70,360         $97
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--5.5%
    11,300    General Electric Company                                                             328,265         451
     2,700    Masco Corporation                                                                     73,197         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                   401,462         551
----------------------------------------------------------------------------------------------------------------------
              Commercial Services & Supplies--6.4%
    12,100  * Accenture, Ltd.                                                                      229,900         315
     2,200    First Data Corporation                                                                82,852         114
     4,100    Manpower, Inc.                                                                       150,675         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                   463,427         636
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables & Apparel--3.5%
     4,800    NIKE, Inc.                                                                           257,520         354
----------------------------------------------------------------------------------------------------------------------
              Diversified Financials--13.6%
     7,300    Citigroup, Inc.                                                                      282,875         388
     5,400    Franklin Resources, Inc.                                                             230,256         316
     4,100    Goldman Sachs Group, Inc.                                                            300,735         413
     4,300    Merrill Lynch & Company, Inc.                                                        174,150         239
----------------------------------------------------------------------------------------------------------------------
                                                                                                   988,016       1,356
----------------------------------------------------------------------------------------------------------------------
              Energy--6.8%
     6,700    Exxon Mobil Corporation                                                              274,164         376
    14,000    Halliburton Company                                                                  223,160         307
----------------------------------------------------------------------------------------------------------------------
                                                                                                   497,324         683
----------------------------------------------------------------------------------------------------------------------
              Food & Drug Retailing--2.8%
     6,800    CVS Corporation                                                                      208,080         286
----------------------------------------------------------------------------------------------------------------------
              Food Beverage & Tobacco--3.2%
     3,600    General Mills, Inc.                                                                  158,688         218
     2,500    Pepsi Bottling Group, Inc.                                                            77,000         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                   235,688         324
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE FOCUSED EQUITY FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Household & Personal Products--.9%
       700    Procter & Gamble Company                                                             $62,510         $86
----------------------------------------------------------------------------------------------------------------------
              Insurance--4.6%
     4,900    American International Group, Inc.                                                   334,327         459
----------------------------------------------------------------------------------------------------------------------
              Materials--5.9%
     8,000    Alcoa, Inc.                                                                          265,200         364
     2,600    Weyerhaeuser Company                                                                 166,010         228
----------------------------------------------------------------------------------------------------------------------
                                                                                                   431,210         592
----------------------------------------------------------------------------------------------------------------------
              Media--4.6%
    14,800  * AOL Time Warner, Inc.                                                                217,708         299
     2,600    Omnicom Group, Inc.                                                                  119,080         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                   336,788         462
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology--14.7%
     6,000    Abbott Laboratories                                                                  225,900         310
     5,700  * Amgen, Inc.                                                                          238,716         328
     9,500    Genzyme Corporation                                                                  182,780         251
     6,100    Pfizer, Inc.                                                                         213,500         293
     3,800    Pharmacia Corporation                                                                142,310         195
     2,800    Schering-Plough Corporation                                                           68,880          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,072,086       1,472
----------------------------------------------------------------------------------------------------------------------
              Retailing--2.1%
     2,800    Wal-Mart Stores, Inc.                                                                154,028         211
----------------------------------------------------------------------------------------------------------------------
              Software & Services--5.9%
     5,300  * Microsoft Corporation                                                                286,836         393
    14,900  * Oracle Corporation                                                                   141,103         194
----------------------------------------------------------------------------------------------------------------------
                                                                                                   427,939         587
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment--8.4%
     9,858    Hewlett-Packard Company                                                              150,630         207
     8,200    Intel Corporation                                                                    149,814         206
     9,200  * Waters Corporation                                                                   245,640         337
     2,900  * Xilinx, Inc.                                                                          65,047          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                   611,131         839
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.8%
     3,800    FedEx Corporation                                                                   $202,920        $278
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $8,168,626)                                                   6,754,816       9,273
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--11.0%
      $799M   UBS Warburg, 1.89%, 7/1/02, (collateralized by
                U.S. Treasury Note, 8.75%, due 5/15/20,
                valued at $827,809) (cost $799,000)                                                799,000       1,097
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $8,967,626)                                         103.7%      7,553,816      10,370
Excess of Liabilities Over Other Assets                                               (3.7)       (269,636)       (370)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $7,284,180     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount    Security                                                                                Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--71.9%
              Federal Home Loan Mortgage Corporation--9.1%
      $991M     6.5%, 2/1/2032                                                                  $1,012,426        $545
       631M     8.5%, 7/1/2016-9/1/2024                                                            680,749         367
              Federal National Mortgage Association--10.2%
     1,054M     9%, 6/1/2015-11/1/2026                                                           1,158,819         624
       640M     11%, 10/1/2015                                                                     741,940         399
              Government National Mortgage Association I Program--52.6%
     4,395M     6.5%, 2/15/2011-11/15/2031                                                       4,545,169       2,446
     1,777M     7%, 1/15/2028-10/15/2031                                                         1,849,831         996
     1,380M     7.5%, 9/15/2029                                                                  1,458,679         785
       527M     8.5%, 11/15/2031                                                                   564,120         304
     1,050M     10%, 5/15/2019-8/15/2019                                                         1,185,889         637
       139M     11.5%, 10/15/2012-5/15/2015                                                        162,561          88
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $13,109,580)                                  13,360,183       7,191
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--19.5%
     1,250M   Federal Farm Credit Bank, 5.75%, 1/18/2011                                         1,295,280         697
     1,250M   Federal Home Loan Bank, 5.8%, 9/2/2008                                             1,323,209         712
     1,000M   Federal Home Loan Mortgage Corporation,
                6%, 5/25/2012                                                                    1,009,671         544
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $3,451,473)                                                                              3,628,160       1,953
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.1%
       350M   ChevronTexaco Corp., 1.73%, 7/16/2002                                                349,714         189
       400M   General Electric Capital Corp., 1.73%, 7/11/2002                                     399,769         216
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $749,483)                                          749,483         405
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $17,310,536)                                         95.5%     17,737,826       9,549
Other Assets, Less Liabilities                                                         4.5         838,346         451
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $18,576,172     $10,000
======================================================================================================================


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.1%
              Banks--7.8%
    38,700    Bank of America Corporation                                                       $2,722,932        $132
    90,500    Bank One Corporation                                                               3,482,440         168
    28,700    Banknorth Group, Inc.                                                                746,774          36
    39,200    M&T Bank Corporation                                                               3,361,792         162
    56,200    Sovereign Bancorp, Inc.                                                              840,190          41
    60,400    UnionBanCal Corporation                                                            2,829,740         137
    53,600    Wachovia Corporation                                                               2,046,448          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,030,316         775
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--7.3%
    19,400    3M Company                                                                         2,386,200         115
    47,700    Boeing Company                                                                     2,146,500         104
   176,700    General Electric Company                                                           5,133,135         248
    24,200    ITT Industries, Inc.                                                               1,708,520          83
    49,100    Masco Corporation                                                                  1,331,101          64
    19,600    Northrop Grumman Corporation                                                       2,450,000         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,155,456         732
----------------------------------------------------------------------------------------------------------------------
              Commercial Services & Supplies--1.9%
   109,800  * Accenture, Ltd.                                                                    2,086,200         101
     6,700  * Affiliated Computer Services, Inc.                                                   318,116          15
    12,800  * DST Systems, Inc.                                                                    585,088          28
    38,500  * Tetra Tech, Inc.                                                                     565,950          28
    19,756  * United Rentals, Inc.                                                                 430,681          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,986,035         193
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables & Apparel--1.4%
    10,000  * Columbia Sportswear Company                                                          319,990          15
    32,100    D.R. Horton, Inc.                                                                    835,563          40
    27,100    Liz Claiborne, Inc.                                                                  861,780          42
    13,100  * Mohawk Industries, Inc.                                                              806,043          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,823,376         136
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Diversified Financials--4.1%
   102,352    Citigroup, Inc.                                                                   $3,966,140        $192
     4,950  * Investment Technology Group, Inc.                                                    161,865           8
    44,500    Legg Mason, Inc.                                                                   2,189,845         106
    51,500    Merrill Lynch & Company, Inc.                                                      2,085,750         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,403,600         407
----------------------------------------------------------------------------------------------------------------------
              Energy--6.9%
    92,800  * Chesapeake Energy Corporation                                                        668,160          32
    31,300    ChevronTexaco Corporation                                                          2,770,050         134
    72,500    EOG Resources, Inc.                                                                2,878,250         139
   138,000    Exxon Mobil Corporation                                                            5,646,960         273
    39,200    Schlumberger, Ltd.                                                                 1,822,800          88
    31,600  * Swift Energy Company                                                                 492,960          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,279,180         690
----------------------------------------------------------------------------------------------------------------------
              Food & Drug Retailing--.9%
    64,600  * Safeway, Inc.                                                                      1,885,674          91
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage & Tobacco--2.4%
    48,600    Coca-Cola Enterprises, Inc.                                                        1,073,088          52
    25,000  * Constellation Brands, Inc. - Class "A"                                               800,000          39
    25,100    Pepsi Bottling Group, Inc.                                                           773,080          37
    48,400    PepsiCo, Inc.                                                                      2,332,880         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,979,048         241
----------------------------------------------------------------------------------------------------------------------
              Health Care Equipment & Services--4.4%
    39,300  * Albany Molecular Research, Inc.                                                      830,802          40
     6,600  * Anthem, Inc.                                                                         443,652          22
    19,900    Beckman Coulter, Inc.                                                                993,010          48
    60,600    Becton, Dickinson & Company                                                        2,087,670         101
    37,100  * Edwards Lifesciences Corporation                                                     850,332          41
    44,100    HCA, Inc.                                                                          2,094,750         101
    25,000  * Health Management Associates, Inc.                                                   503,750          24
    19,100  * Laboratory Corporation of America Holdings                                           871,915          42
    10,700  * Triad Hospitals, Inc.                                                                457,104          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,132,985         441
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Hotels/Restaurants & Leisure--2.9%
    56,600  * Brinker International, Inc.                                                       $1,797,050         $87
    19,700  * CEC Entertainment, Inc.                                                              813,610          39
    36,550    Darden Restaurants, Inc.                                                             902,785          44
    82,900    McDonald's Corporation                                                             2,358,505         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,871,950         284
----------------------------------------------------------------------------------------------------------------------
              Household & Personal Products--2.2%
    57,000    Gillette Company                                                                   1,930,590          93
    42,100    Kimberly-Clark Corporation                                                         2,610,200         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,540,790         219
----------------------------------------------------------------------------------------------------------------------
              Insurance--5.9%
    13,900    Ambac Financial Group, Inc.                                                          936,860          45
    69,974    American International Group, Inc.                                                 4,774,326         231
    59,800    Arthur J. Gallagher & Company                                                      2,072,070         100
    54,700    Manulife Financial Corporation                                                     1,564,420          76
    30,200    Marsh & McLennan Companies, Inc.                                                   2,917,320         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,264,996         593
----------------------------------------------------------------------------------------------------------------------
              Materials--6.7%
    52,200    Alcoa, Inc.                                                                        1,730,430          84
     7,100    Bemis Company, Inc.                                                                  337,250          16
    48,300    Bowater, Inc.                                                                      2,626,071         127
    14,800  * Cabot Microelectronics Corporation                                                   638,768          31
   113,800    Dow Chemical Company                                                               3,912,444         189
    38,600    International Paper Company                                                        1,682,188          81
    42,700  * Pactiv Corporation                                                                 1,011,990          49
    48,000    Rohm and Haas Company                                                              1,943,520          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,882,661         671
----------------------------------------------------------------------------------------------------------------------
              Media--4.5%
   128,100  * AOL Time Warner, Inc.                                                              1,884,351          91
    70,100  * Comcast Corporation - Special Class "A"                                            1,642,443          79
    29,000    Gannett Company, Inc.                                                              2,201,100         106
    38,800    Omnicom Group , Inc.                                                               1,777,040          86
     8,100  * TMP Worldwide, Inc.                                                                  174,150           9
    37,900  * Viacom, Inc. - Class "B"                                                           1,681,623          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,360,707         452
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE GROWTH FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology--9.9%
    69,300    Abbott Laboratories                                                               $2,609,145        $126
    35,000    Eli Lilly & Company                                                                1,974,000          96
    51,000  * Gilead Sciences, Inc.                                                              1,676,880          81
     7,200  * King Pharmaceuticals, Inc.                                                           160,200           8
   104,775    Pfizer, Inc.                                                                       3,667,125         177
    82,700    Pharmacia Corporation                                                              3,097,115         150
    72,600    Schering-Plough Corporation                                                        1,785,960          86
   101,000  * Watson Pharmaceuticals, Inc.                                                       2,552,270         123
    58,500    Wyeth                                                                              2,995,200         145
----------------------------------------------------------------------------------------------------------------------
                                                                                                20,517,895         992
----------------------------------------------------------------------------------------------------------------------
              Retailing--6.1%
    20,400  * BJ's Wholesale Club, Inc.                                                            785,400          38
    13,900  * CDW Computer Centers, Inc.                                                           650,659          31
    63,700    Dillard's, Inc. - Class "A"                                                        1,674,673          81
    12,700    Family Dollar Stores, Inc.                                                           447,675          22
    74,000    Home Depot, Inc.                                                                   2,718,020         131
    12,200  * Linens 'n Things, Inc.                                                               400,282          19
       300  * Michaels Stores, Inc.                                                                 11,700           1
    81,400  * Staples, Inc.                                                                      1,603,580          78
    79,800    Wal-Mart Stores, Inc.                                                              4,389,798         212
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,681,787         613
----------------------------------------------------------------------------------------------------------------------
              Software & Services--6.5%
   146,000  * Cadence Design Systems, Inc.                                                       2,353,520         114
    28,000  * Manhattan Associates, Inc.                                                           900,480          44
   104,500  * Microsoft Corporation                                                              5,655,540         273
   161,600  * Oracle Corporation                                                                 1,530,352          74
    86,100  * SunGard Data Systems, Inc.                                                         2,279,928         110
    70,800  * Verity, Inc.                                                                         785,172          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,504,992         653
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment--9.6%
    46,300  * Agilent Technologies, Inc.                                                         1,105,644          54
   165,700  * Cisco Systems, Inc.                                                                2,311,515         112
    32,000  * Comverse Technology, Inc.                                                            296,320          14
    74,000  * Dell Computer Corporation                                                          1,934,360          94
    27,400  * Fairchild Semiconductor Corporation                                                  665,820          32
    86,767    Hewlett-Packard Company                                                            1,325,800          64
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment (continued)
   139,500    Intel Corporation                                                                 $2,548,665        $123
    32,000    International Business Machines Corporation                                        2,304,000         111
    61,600  * International Rectifier Corporation                                                1,795,640          87
     6,200  * Lexmark International Group, Inc.                                                    337,280          16
    68,400  * Sanmina - SCI Corporation                                                            431,604          21
    35,925    Symbol Technologies, Inc.                                                            305,362          15
    39,100  * Tekelec                                                                              313,973          15
    53,800    Texas Instruments, Inc.                                                            1,275,060          62
    27,200  * Veeco Instruments, Inc.                                                              628,592          30
    81,400  * Waters Corporation                                                                 2,173,380         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,753,015         955
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.3%
    89,200    SBC Communications, Inc.                                                           2,720,600         131
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.4%
    14,000    CNF, Inc.                                                                            531,720          26
    46,400  * EGL, Inc.                                                                            786,944          38
    67,600    FedEx Corporation                                                                  3,609,840         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,928,504         238
----------------------------------------------------------------------------------------------------------------------
              Utilities--3.0%
    93,000    Cinergy Corporation                                                                3,347,070         162
    37,200    El Paso Corporation                                                                  766,692          37
    40,000    Exelon Corporation                                                                 2,092,000         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,205,762         300
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $184,961,735)                                               202,909,329       9,807
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.5%
    $3,200M   UBS Warburg, 1.89%, 7/1/02 (collateralized by
                U.S. Treasury Bonds, 9% due 11/15/2018
                valued at $3,287,838) (cost $3,200,000)                                          3,200,000         154
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $188,161,735)                                        99.6%    206,109,329       9,961
Other Assets, Less Liabilities                                                          .4         801,927          39
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $206,911,256     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--85.1%
              Aerospace/Defense--1.7%
      $400M   Alliant Techsystems, Inc., 8.5%, 2011                                               $420,000         $85
       400M   L-3 Communications Corp., 7.625%, 2012+                                              403,000          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                   823,000         166
----------------------------------------------------------------------------------------------------------------------
              Automotive--5.0%
       550M   Accuride Corp., 9.25%, 2008                                                          382,250          77
       175M   Asbury Automotive Group, 9%, 2012+                                                   169,750          34
     1,000M   Collins & Aikman Products Co., 11.5%, 2006                                           952,500         192
       375M   Dana Corp., 9%, 2011                                                                 371,250          75
     1,000M   Special Devices, Inc., 11.375%, 2008                                                 606,250         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,482,000         500
----------------------------------------------------------------------------------------------------------------------
              Chemicals--4.3%
       700M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                   549,500         111
              Lyondell Chemical Co.:
       350M     9.5%, 2008                                                                         327,250          66
       450M     11.125%, 2012                                                                      448,875          91
       425M   Millennium America, Inc., 9.25%, 2008                                                435,625          88
       350M   Noveon, Inc., 11%, 2011                                                              372,750          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,134,000         431
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.3%
       583M   Hines Horticulture, Inc., 12.75%, 2005                                               597,575         121
       500M   Playtex Products, Inc., 9.375%, 2011                                                 532,500         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,130,075         228
----------------------------------------------------------------------------------------------------------------------
              Electrical Equipment--1.6%
       750M   Amphenol Corp., 9.875%, 2007                                                         785,625         158
----------------------------------------------------------------------------------------------------------------------
              Energy--8.9%
       700M   Bluewater Finance, Ltd., 10.25%, 2012+                                               696,500         140
       700M   Compagnie Generale de Geophysique,
                10.625%, 2007                                                                      721,000         145
       300M   Dresser, Inc., 9.375%, 2011                                                          305,250          62
     1,000M   Giant Industries, Inc., 11%, 2012+                                                   885,000         179
       700M   Tesoro Petroleum Corp., 9.625%, 2008                                                 651,000         131
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    $1,000M   Veritas DGC, Inc., 9.75%, 2003                                                    $1,005,000        $203
       135M   Vintage Petroleum, Inc., 9%, 2005                                                    134,325          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,398,075         887
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.3%
       650M   Di Giorgio Corp., 10%, 2007                                                          663,000         134
----------------------------------------------------------------------------------------------------------------------
              Food/Tobacco--4.1%
     1,300M   Canandaigua Brands, Inc., 8.5%, 2009                                               1,345,500         271
       350M   Land O'Lakes, Inc., 8.75%, 2011+                                                     330,750          67
       350M   Pilgrim's Pride Corp., 9.625%, 2011                                                  362,250          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,038,500         411
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--4.9%
     1,050M   Packaging Corp. of America, 9.625%, 2009                                           1,139,250         230
       325M   Potlatch Corp., 10%, 2011                                                            357,500          72
       500M   Stone Container Corp., 9.75%, 2011                                                   537,500         108
       400M   Tekni-Plex, Inc., 12.75%, 2010                                                       416,000          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,450,250         494
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--4.5%
       500M   Circus & Eldorado/Silver Legacy, 10.125%, 2012+                                      512,500         103
     1,000M   Isle of Capri Casinos, Inc., 8.75%, 2009                                           1,010,000         204
       375M   Outboard Marine Corp., 10.75%, 2008++                                                    469          --
       700M   Park Place Entertainment Corp., 9.375%, 2007                                         733,250         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,256,219         455
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.1%
       175M   ALARIS Medical Systems, Inc., 11.625%, 2006                                          197,750          40
       700M   CONMED Corp., 9%, 2008                                                               727,125         147
              Fisher Scientific International, Inc.:
       500M     7.125%, 2005                                                                       498,750         100
       950M     9%, 2008                                                                           976,125         197
       600M   Genesis Health Ventures, Inc., 9.75%, 2005++                                          10,310           2
       350M   Insight Health Services Corp., 9.875%, 2011                                          353,500          71
       350M   Integrated Health Services, Inc., 9.5%, 2007++                                         3,500           1
       250M   Sybron Dental Specialties, 8.125%, 2012+                                             248,750          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,015,810         608
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.5%
      $250M   Integrated Electrical Services, Inc., 9.375%, 2009                                  $241,250         $49
       500M   Nortek, Inc., 9.875%, 2011                                                           507,500         102
----------------------------------------------------------------------------------------------------------------------
                                                                                                   748,750         151
----------------------------------------------------------------------------------------------------------------------
              Information Technology--3.0%
       400M   ChipPac International, Ltd., 12.75%, 2009                                            422,000          85
       350M   Exodus Communications, Inc., 10.75%, 2009++                                           59,500          12
     1,000M   Iron Mountain, Inc., 8.25%, 2011                                                   1,007,500         203
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,489,000         300
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.2%
       275M   Finova Group, Inc., 7.5%, 2009                                                        92,125          19
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--1.9%
       750M   Clark Material Handling, Inc., 10.75%, 2006++                                          3,825           1
     1,040M   Columbus McKinnon Corp., 8.5%, 2008                                                  962,000         194
----------------------------------------------------------------------------------------------------------------------
                                                                                                   965,825         195
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.4%
       350M   Nexstar Finance, LLC, 12%, 2008                                                      372,750          75
       350M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                       351,750          71
       500M   Young Broadcasting Corp., 10%, 2011                                                  445,000          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,169,500         236
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--8.9%
       500M   Adelphia Communications Corp., 10.25%, 2011++                                        207,500          42
     1,000M   Charter Communications Holdings, LLC, 10%, 2009                                      695,000         140
     1,100M   Diva Systems Corp., 0%-12.625%, 2008++                                               145,750          29
       800M   Echostar DBS, 9.375%, 2009                                                           744,000         150
     1,000M   Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011                                    790,000         159
       700M   NTL, Inc., 11.5%, 2008++                                                             189,000          38
     1,000M   Rogers Communications, Inc., 8.875%, 2007                                            915,000         185
       700M   Star Choice Communications, Inc., 13%, 2005                                          731,500         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,417,750         891
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--7.7%
      $500M   Block Communications, Inc., 9.25%, 2009+                                            $502,500        $101
     1,000M   Carmike Cinemas, Inc., 10.375%, 2009                                                 965,000         195
     1,000M   Garden State Newspapers, Inc., 8.625%, 2011                                          980,000         198
     1,000M   MDC Communications Corp., 10.5%, 2006                                                875,000         176
       500M   Quebecor Media, Inc., 11.125%, 2011                                                  495,000         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,817,500         770
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.8%
       900M   Commonwealth Aluminum Corp., 10.75%, 2006                                            909,000         183
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--1.5%
       700M   Michaels Stores, Inc., 9.25%, 2009                                                   745,500         150
----------------------------------------------------------------------------------------------------------------------
              Services--5.4%
     1,150M   Allied Waste NA, Inc., 10%, 2009                                                   1,135,717         229
       500M   Encompass Services Corp., 10.5%, 2009                                                287,500          58
     1,250M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      1,243,750         251
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,666,967         538
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--2.1%
       950M   E. Spire Communications, Inc., 13%, 2005++                                             7,125           1
     1,000M   Global Crossing Holding, Ltd., 9.5%, 2009++                                           15,000           3
     1,250M   Netia Holdings BV, 0%-11.25%, 2007++                                                 206,250          42
     1,150M   Pac-West Telecommunications, Inc., 13.5%, 2009                                       419,750          85
     1,200M   RCN Corp., 0%-11%, 2008                                                              246,000          50
     1,500M   Viatel, Inc., 0%-12.5%, 2008++                                                        11,250           2
              Williams Communications Group, Inc.:
       500M     10.875%, 2009++                                                                     43,750           9
       550M     11.875%, 2010++                                                                     45,375           9
     1,000M   XO Communications, Inc., 9%, 2008++                                                   30,000           6
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,024,500         207
----------------------------------------------------------------------------------------------------------------------
              Utilities--.9%
       500M   AES Drax Energy, Ltd., 11.5%, 2010                                                   207,500          42
       280M   Cathay International, Ltd., 13.5%, 2008+                                             233,100          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                   440,600          89
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
  Amount or                                                                                                 $10,000 of
     Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--3.1%
      $700M   Crown Castle International Corp., 9.375%, 2011                                      $444,500         $90
     1,000M   McCaw International, Ltd., 0%-13%, 2007++                                             17,500           4
     1,050M   Nextel Communications, Inc., 0%-9.95%, 2008                                          506,625         102
              Triton Communications, LLC:
       700M     0%-11%, 2008                                                                       437,500          88
       200M     8.75%, 2011                                                                        124,000          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,530,125         309
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $57,376,676)                                               42,193,696       8,510
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS--1.8%
              Media-Diversified
     1,000M   Mail-Well I Corp., 8.75%, 2008 (cost $961,894)                                       895,000         181
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.6%
              Health Care--.1%
     1,774  * Genesis Health Ventures, Inc.                                                         35,640           8
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.3%
     8,636  * Echostar Communications Corp. - Class "A"                                            160,284          32
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.2%
     1,000  * MediaNews Group, Inc. - Class "A"                                                     75,000          15
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     4,399  * World Access, Inc.                                                                         9          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $88,064)                                                        270,933          55
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.2%
              Manufacturing--.2%
       500    Day International Group, Inc., 12.25%, 2010, PIK                                     106,150          21
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     5,263  * Global Crossing Holding, Ltd., 10.5%, 2008, PIK                                           53          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $918,799)                                                    106,203          21
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
Warrants or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Health Care--.0%
     3,632  * Genesis Health Ventures, Inc. (expiring 10/1/02)                                      $4,903          $1
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.1%
     3,300  * Diva Systems Corp. (expiring 3/18/08)+                                                    33          --
    16,212  * Star Choice Communications, Inc. (expiring 12/15/05)+                                 42,557           9
----------------------------------------------------------------------------------------------------------------------
                                                                                                    42,590           9
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.0%
     1,500  * E. Spire Communications, Inc. (expiring 11/1/05)+                                         --          --
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--.0%
     1,000  * McCaw International, Ltd. (expiring 4/15/07)+                                             10          --
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $2,500)                                                               47,503          10
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.2%
    $1,000M   U.S. Treasury Notes, 6.125%, 2007 (cost $1,092,968)                                1,090,255         220
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--7.5%
       540M   American General Corp., 1.75%, 7/9/02                                                539,737         109
       500M   ChevronTexaco Corp., 1.79%, 7/8/02                                                   499,776         101
     1,775M   First Data Corp., 1.78%, 7/2/02                                                    1,774,737         358
       900M   Prudential Funding Corp., 1.73%, 7/11/02                                             899,481         181
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,713,731)                                      3,713,731         749
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $64,154,632)                                         97.5%     48,317,321       9,746
Other Assets, Less Liabilities                                                         2.5       1,259,499         254
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $49,576,820     $10,000
======================================================================================================================

 * Non-income producing

 + See Note 5

++ In default as to principal and/or interest payment


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.0%
              United States--28.2%
     3,100    3M Company                                                                          $381,300         $44
    12,150    Abbott Laboratories                                                                  457,448          52
     3,700  * Agilent Technologies, Inc.                                                            88,356          10
    11,800    Alcoa, Inc.                                                                          391,170          45
    13,370    American International Group, Inc.                                                   912,235         104
    20,000  * AOL Time Warner, Inc.                                                                294,200          34
     5,400    Arthur J. Gallagher & Company                                                        187,110          21
     4,300    Bank of America Corporation                                                          302,548          35
    14,000    Bank One Corporation                                                                 538,720          62
     2,900    Beckman Coulter, Inc.                                                                144,710          17
     5,100    Becton, Dickinson & Company                                                          175,695          20
     7,500    Boeing Company                                                                       337,500          39
     4,200    Bowater, Inc.                                                                        228,354          26
     5,400  * Brinker International, Inc.                                                          171,450          20
     7,400  * Cadence Design Systems, Inc.                                                         119,288          14
     6,100    ChevronTexaco Corporation                                                            539,850          62
     9,300    Cinergy Corporation                                                                  334,707          38
    27,200  * Cisco Systems, Inc.                                                                  379,440          43
    18,049    Citigroup, Inc.                                                                      699,399          80
     4,400    Coca-Cola Enterprises, Inc.                                                           97,152          11
    11,400  * Comcast Corporation - Special Class "A"                                              267,102          31
    11,300  * Dell Computer Corporation                                                            295,382          34
     6,300    Dillard's, Inc. - Class "A"                                                          165,627          19
    15,400    Dow Chemical Company                                                                 529,452          61
     6,300    El Paso Corporation                                                                  129,843          15
     5,800    Eli Lilly & Company                                                                  327,120          37
     6,900    EOG Resources, Inc.                                                                  273,930          31
     6,800    Exelon Corporation                                                                   355,640          41
    25,800    Exxon Mobil Corporation                                                            1,055,736         121
     5,400    FedEx Corporation                                                                    288,360          33
     5,300    Gannett Company, Inc.                                                                402,270          46
    28,300    General Electric Company                                                             822,115          94
     5,400  * Genzyme Corporation                                                                  103,896          12
     6,600  * Gilead Sciences, Inc.                                                                217,008          25
     9,100    Gillette Company                                                                     308,217          35
     6,200    HCA, Inc.                                                                            294,500          34
    12,700    Hewlett-Packard Company                                                              194,056          22
    13,650    Home Depot, Inc.                                                                     501,365          57
    23,140    Intel Corporation                                                                    422,768          48
     5,800    International Business Machines Corporation                                          417,600          48
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
     6,300    International Paper Company                                                         $274,554         $31
     5,400  * International Rectifier Corporation                                                  157,410          18
     2,400    ITT Industries, Inc.                                                                 169,440          19
     7,400    Kimberly-Clark Corporation                                                           458,800          52
     3,700    Legg Mason, Inc.                                                                     182,077          21
     3,100    M&T Bank Corporation                                                                 265,856          30
     5,000    Marsh & McLennan Companies, Inc.                                                     483,000          55
     7,900    Masco Corporation                                                                    214,169          24
     9,900  * McDonald's Corporation                                                               281,655          32
     9,000    Merrill Lynch & Company, Inc.                                                        364,500          42
    17,100  * Microsoft Corporation                                                                925,452         106
     3,200    Northrop Grumman Corporation                                                         400,000          46
     2,200    Omnicom Group, Inc.                                                                  100,760          12
    25,500  * Oracle Corporation                                                                   241,485          28
     9,100    PepsiCo, Inc.                                                                        438,620          50
    18,362    Pfizer, Inc.                                                                         642,670          73
    13,514    Pharmacia Corporation                                                                506,099          58
     4,600    Rohm and Haas Company                                                                186,254          21
     8,400  * Safeway, Inc.                                                                        245,196          28
    13,780    SBC Communications, Inc.                                                             420,290          48
    10,300    Schering-Plough Corporation                                                          253,380          29
     7,430    Schlumberger, Ltd.                                                                   345,495          40
     5,400  * SunGard Data Systems, Inc.                                                           142,992          16
     8,300    Texas Instruments, Inc.                                                              196,710          22
     5,800    UnionBanCal Corporation                                                              271,730          31
     6,300  * Viacom, Inc. - Class "B"                                                             279,532          32
     9,700    Wachovia Corporation                                                                 370,347          42
    14,900    Wal-Mart Stores, Inc.                                                                819,649          94
     5,000  * Waters Corporation                                                                   133,500          15
     6,500  * Watson Pharmaceuticals, Inc.                                                         164,255          18
    11,000    Wyeth                                                                                563,200          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,651,696       2,818
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--12.2%
    70,036    Allied Irish Banks PLC                                                               930,304         106
    32,900    AstraZeneca PLC                                                                    1,362,060         156
   156,400    BAE Systems PLC                                                                      798,642          91
   100,900  * BP Amoco PLC                                                                         847,448          97
   205,630    British Airways PLC                                                                  583,785          67
     2,200    British Airways PLC (ADR)                                                             63,030           7
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
    42,117  * British Sky Broadcasting Group PLC                                                  $403,811         $46
    37,700    Imperial Tobacco Group PLC                                                           613,163          70
   555,430    Invensys PLC                                                                         753,511          86
    50,702    Marks & Spencer Group PLC                                                            288,080          33
    46,500    P&O Princess Cruises PLC                                                             294,152          34
    21,600    Rio Tinto PLC                                                                        396,086          45
    38,700    Royal Bank of Scotland Group PLC                                                   1,097,222         125
    95,482  * Ryanair Holdings PLC                                                                 583,628          67
    74,200    Scottish & Newcastle PLC                                                             687,667          79
   721,725    Vodafone Group PLC                                                                   990,113         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,692,702       1,222
----------------------------------------------------------------------------------------------------------------------
              Japan--10.8%
    26,000    Eisai Company, Ltd.                                                                  668,113          76
    18,000    Fujisawa Pharmaceutical Company, Ltd.                                                431,003          49
    64,000    Fujitsu, Ltd.                                                                        446,387          51
     5,000    Hoya Corporation                                                                     363,758          42
    17,000    Kao Corporation                                                                      391,457          45
   140,000    Komatsu, Ltd.                                                                        501,085          57
    55,000    Matsushita Electric Industrial Company, Ltd.                                         750,250          86
    43,000    Mitsubishi Estate Company, Ltd.                                                      351,577          40
    49,000    Nikko Securities Company, Ltd.                                                       247,330          28
   229,000    Nippon Steel Corporation                                                             357,275          41
    23,000    Pioneer Corporation                                                                  411,605          47
    11,100    Promise Company, Ltd.                                                                559,353          64
     5,000    Seven-Eleven Japan Company, Ltd.                                                     196,896          23
    40,000    Shionogi & Company, Ltd.                                                             510,262          58
       452  * SKY Perfect Communications, Inc.                                                     444,986          51
    15,800    Sony Corporation                                                                     834,423          95
   118,000    Sumitomo Mitsui Banking Corporation                                                  575,922          66
     3,300    Takefuji Corporation                                                                 229,343          26
    17,500  * Trend Micro, Inc.                                                                    489,112          56
    28,000    Ushio, Inc.                                                                          332,655          38
    17,000    Yamato Transport Co., Ltd.                                                           309,903          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,402,695       1,075
----------------------------------------------------------------------------------------------------------------------
              France--10.6%
    20,086    Aventis SA                                                                         1,423,300         163
    42,180    AXA-Uap                                                                              771,487          88
    33,498    BNP Paribas SA                                                                     1,852,627         212
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              France (continued)
     8,077    Carrefour SA                                                                        $437,131         $50
    76,700  * Orange SA                                                                            352,990          40
    12,500    PSA Peugeot Citroen                                                                  648,730          74
    17,000    Publicis Groupe                                                                      469,258          54
    23,200    Societe Television Francaise 1                                                       621,153          71
    30,250    STMicroelectronics NV                                                                754,341          86
     6,441    Total Fina Elf SA - Class "B"                                                      1,045,770         120
     6,900    Total Fina Elf SA (ADR)                                                              558,210          64
    12,000    Vivendi Environment                                                                  370,350          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,305,347       1,064
----------------------------------------------------------------------------------------------------------------------
              Germany--4.6%
     8,145    Adidas-Salomon AG                                                                    667,652          76
    10,100    BASF AG                                                                              468,315          54
    26,600    Bayerische Hypo-und Vereinsbank AG                                                   864,288          99
    14,400    Daimler Chrysler AG                                                                  696,851          80
     7,355  * Infineon Technologies AG                                                             114,986          13
    13,100    Metro AG                                                                             401,064          46
     4,100    SAP AG                                                                               404,916          46
    27,600    ThyssenKrupp AG                                                                      422,495          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,040,567         462
----------------------------------------------------------------------------------------------------------------------
              Switzerland--3.4%
    13,800  * Converium Holding AG (ADR)                                                           355,350          41
    37,185  * Credit Suisse Group                                                                1,180,536         135
     3,280  * Nestle SA                                                                            764,738          87
    10,760  * Novartis AG                                                                          473,186          54
       286    Serono SA - Class "B"                                                                188,514          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,962,324         339
----------------------------------------------------------------------------------------------------------------------
              Italy--3.3%
   229,210    Banca Monte dei Paschi di Siena SpA                                                  744,750          85
   124,100    Concessioni e Costruzioni Autostrade SpA                                           1,028,288         118
    29,400    ENI SpA                                                                              467,471          53
    86,500    Mediaset SpA                                                                         669,751          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,910,260         333
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Sweden--2.4%
    50,700    Gambro AB - Class "A"                                                               $333,752         $38
    52,900    Investor AB - Class "B"                                                              463,353          53
    87,050    Swedish Match AB                                                                     719,852          83
    26,210    Volvo AB - "B" Shares                                                                543,279          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,060,236         236
----------------------------------------------------------------------------------------------------------------------
              Spain--2.3%
    51,500    Endesa SA                                                                            748,171          85
    44,800    Iberdrola SA                                                                         652,606          75
    28,800  * Industria de Diseno Textil SA                                                        608,109          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,008,886         230
----------------------------------------------------------------------------------------------------------------------
              Australia--1.8%
    80,666    BHP Billiton, Ltd.                                                                   466,445          53
   210,705    News Corporation, Ltd.                                                             1,145,045         131
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,611,490         184
----------------------------------------------------------------------------------------------------------------------
              Finland--1.7%
    64,203    Nokia OYJ                                                                            939,690         107
    13,300    Upm-Kymmene Corporation                                                              523,564          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,463,254         167
----------------------------------------------------------------------------------------------------------------------
              Netherlands--1.6%
    22,177    ING Groep NV                                                                         569,452          65
   181,919  * Koninklijke (Royal) KPN NV                                                           851,604          97
         9  * Koninklijke KPN NV (ADR)                                                                  41          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,421,097         162
----------------------------------------------------------------------------------------------------------------------
              South Korea--1.5%
     6,200    Kookmin Bank (ADR)                                                                   304,730          35
     1,860    Posco                                                                                206,409          23
     3,030    Samsung Electronics                                                                  828,653          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,339,792         153
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Canada--1.5%
    21,900    Abitibi-Consolidated, Inc.                                                          $200,871         $23
    61,000    Bombardier, Inc.                                                                     512,979          59
    11,600    Canadian National Railway Company                                                    600,880          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,314,730         151
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--1.5%
    53,500    Hang Seng Bank, Ltd.                                                                 572,724          66
   313,000    Johnson Electric Holdings, Ltd.                                                      371,186          42
    46,000    Sun Hung Kai Properties, Ltd.                                                        349,423          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,293,333         148
----------------------------------------------------------------------------------------------------------------------
              Luxembourg--1.3%
    79,137  * Arcelor                                                                            1,123,097         128
----------------------------------------------------------------------------------------------------------------------
              Belgium--.8%
    32,000    Fortis                                                                               681,997          78
----------------------------------------------------------------------------------------------------------------------
              Taiwan--.7%
    27,000  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   351,000          40
    34,300  * United Microelectronics Corporation (ADR)                                            252,105          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                   603,105          69
----------------------------------------------------------------------------------------------------------------------
              Singapore--.5%
    65,000    DBS Group Holdings, Ltd.                                                             456,192          52
----------------------------------------------------------------------------------------------------------------------
              Russia--.5%
    22,800    OAO Gazprom (ADR)                                                                    373,920          43
       100    Yukos (ADR)                                                                           13,821           2
----------------------------------------------------------------------------------------------------------------------
                                                                                                   387,741          45
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.4%
    17,900  * Accenture, Ltd.                                                                      340,100          39
----------------------------------------------------------------------------------------------------------------------
              Brazil--.2%
    12,500    Unibanco - Uniao de Bancos Brasileiros SA                                            206,250          24
----------------------------------------------------------------------------------------------------------------------
              South Africa--.2%
     2,600    AngloGold, Ltd.                                                                      138,196          16
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $74,679,630)                                                 80,415,087       9,195
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil--.0%
     5,000  * Vale Do Rio Doce - Class "B" (cost $0)                                                   $--         $--
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.2%
              U.S. Treasury Bills:+
      $110M     1.675%, 7/11/02                                                                    109,952          13
       100M     1.72%, 8/29/02                                                                      99,738          11
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $209,690)                                         209,690          24
----------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT AND AGENCY SECURITIES--4.4%
              Germany--3.3%
 Euro 2,880M  Bundesschatzanweisungen, 5%, 9/13/02                                               2,852,897         326
----------------------------------------------------------------------------------------------------------------------
              France--1.1%
 Euro 1,030M  French Treasury Note, 4.5%, 7/12/02                                                1,017,410         115
----------------------------------------------------------------------------------------------------------------------
Total Value of Foreign Government and Agency Securities
  (cost $3,462,795)                                                                              3,870,307         441
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.7%
    $2,345M   UBS Warburg, 1.89%, 7/1/02, (collateralized by
                U.S. Treasury Bonds, 7.5%, due 11/15/16,
                valued at $2,392,027) (cost $2,345,000)                                          2,345,000         269
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $80,697,115)                                         99.3%     86,840,084       9,929
Other Assets, Less Liabilities                                                          .7         620,352          71
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $87,460,436     $10,000
======================================================================================================================

* Non-income producing

+ See Note 6


See notes to financial statements





Sector diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                                         Percentage
Sector                                                                                of Net Assets              Value
----------------------------------------------------------------------------------------------------------------------
Banks                                                                                          12.0%       $10,534,747
Pharmaceuticals & Biotechnology                                                                 9.5          8,291,514
Technology Hardware & Equipment                                                                 7.2          6,336,142
Capital Goods                                                                                   7.0          6,137,861
Materials                                                                                       6.8          5,912,537
Energy                                                                                          6.3          5,521,651
Media                                                                                           5.8          5,097,867
Diversified Financials                                                                          4.6          3,996,804
Transportation                                                                                  4.0          3,457,874
Food/Beverage/Tobacco                                                                           3.8          3,321,192
Retailing                                                                                       3.2          2,783,894
Insurance                                                                                       3.1          2,709,182
Consumer Durables & Apparel                                                                     3.0          2,663,930
Telecommunication Services                                                                      3.0          2,615,038
Utilities                                                                                       3.0          2,591,317
Software & Services                                                                             2.7          2,323,245
Automobiles & Components                                                                        1.5          1,345,581
Household & Personal Products                                                                   1.3          1,158,474
Health Care Equipment & Services                                                                1.1            948,657
Food & Drug Retailing                                                                           1.0            879,223
Hotels/Restaurants & Leisure                                                                    0.9            747,257
Real Estate                                                                                     0.8            701,000
Commercial Services and Supplies                                                                0.4            340,100
U.S. Government Obligations                                                                     0.2            209,690
Foreign Government and Agency Securities                                                        4.4          3,870,307
Repurchase Agreement                                                                            2.7          2,345,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                     99.3         86,840,084
Other Assets, Less Liabilities                                                                   .7            620,352
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%       $87,460,436
======================================================================================================================


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--88.0%
              Aerospace/Defense--2.2%
      $300M   Honeywell International, Inc., 7.5%, 2010                                           $334,080        $113
       300M   Precision Castparts Corp., 8.75%, 2005                                               325,052         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                   659,132         223
----------------------------------------------------------------------------------------------------------------------
              Automotive--5.5%
       350M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                          380,963         129
       224M   Ford Motor Co., 8.9%, 2032                                                           243,053          82
       200M   Goodyear Tire & Rubber Co., 8.5%, 2007                                               199,311          67
       200M   Lear Corp., 7.96%, 2005                                                              206,334          70
       270M   Navistar International Corp., 8%, 2008                                               261,225          88
       300M   Visteon Corp., 8.25%, 2010                                                           325,604         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,616,490         546
----------------------------------------------------------------------------------------------------------------------
              Chemicals--1.9%
       250M   Du Pont (E.I.) de Nemours & Co., 8.125%, 2004                                        271,608          92
       300M   Lubrizol Corp., 7.25%, 2025                                                          297,172         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                   568,780         192
----------------------------------------------------------------------------------------------------------------------
              Communication Services--.1%
       275M   MetroNet Communications Corp., 0%-9.95%, 2008                                         28,875          10
----------------------------------------------------------------------------------------------------------------------
              Energy--5.5%
       125M   Ashland Oil, Inc., 8.8%, 2012                                                        145,344          49
       315M   Baroid Corp., 8%, 2003                                                               314,533         106
       250M   Phillips Petroleum Co., 7.2%, 2023                                                   252,845          86
       300M   Repsol International Finance, 7.45%, 2005                                            279,220          94
       100M   Sunoco, Inc., 9.375%, 2016                                                           112,465          38
       200M   Texaco Capital, Inc., 8.25%, 2006                                                    227,937          77
       300M   Veritas DGC, Inc., 9.75%, 2003                                                       301,500         102
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,633,844         552
----------------------------------------------------------------------------------------------------------------------
              Financial--5.5%
       300M   CIT Group Holdings, 7.75%, 2012                                                      295,825         100
       250M   First Union National Bank, 7.8%, 2010                                                280,253          95
       100M   Ford Motor Credit Co., 9.03%, 2009                                                   107,732          36
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              General Electric Capital Corp.:
      $300M     7.875%, 2006                                                                      $338,689        $115
       144M     8.5%, 2008                                                                         168,229          57
       400M   General Motors Acceptance Corp., 7.75%, 2010                                         423,844         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,614,572         546
----------------------------------------------------------------------------------------------------------------------
              Financial Services--11.4%
       250M   Bank of America Corp., 7.8%, 2010                                                    280,168          95
       300M   Bank One Corp., 7.875%, 2010                                                         340,849         115
              BB&T Corp.:
       125M     6.375%, 2005                                                                       132,093          45
       100M     6.5%, 2011                                                                         104,792          35
       300M   Chase Manhattan Corp., 7.875%, 2010                                                  334,945         113
       200M   Citicorp, 8%, 2003                                                                   206,636          70
       300M   Fleet Capital Trust II, 7.92%, 2026                                                  316,435         107
       100M   Florida Windstorm Underwriting Association,
                7.125%, 2019+                                                                      106,235          36
       225M   Huntington National Bank, 8%, 2010                                                   244,369          83
       200M   Manufacturers & Traders Trust Co., 8%, 2010                                          224,789          76
       100M   Old National Bank, 6.75%, 2011                                                        98,148          33
       300M   PNC Funding Corp., 6.125%, 2009                                                      303,116         102
       250M   Republic NY Corp., 7.75%, 2009                                                       280,386          95
       350M   Washington Mutual, Inc., 8.25%, 2010                                                 398,907         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,371,868       1,140
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--4.4%
       250M   Anheuser-Busch Cos., Inc., 7%, 2005                                                  251,997          85
       250M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                            275,261          93
       300M   Hershey Foods Corp., 6.7%, 2005                                                      322,857         109
       420M   Pepsi Bottling Group, Inc., 7%, 2029                                                 448,333         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,298,448         439
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--3.2%
       400M   Delhaize America, Inc., 8.125%, 2011                                                 422,245         143
       300M   Kroger Co., 7%, 2018                                                                 301,803         102
       200M   Safeway, Inc., 6.5%, 2011                                                            206,406          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                   930,454         315
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Container--1.5%
      $300M   International Paper Co., 8.125%, 2005                                               $330,116        $111
       100M   Weyerhaeuser Co., 7.25%, 2013                                                        108,405          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                   438,521         148
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.9%
       250M   MGM Grand, Inc., 8.5%, 2010                                                          261,099          88
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.3%
       225M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            218,805          74
       250M   Tenet Healthcare Corp., 6.375%, 2011                                                 253,511          86
       200M   Wyeth, 6.7%, 2011                                                                    212,069          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                   684,385         231
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.7%
       200M   United Technologies Corp., 7.125%, 2010                                              219,978          74
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--3.4%
       400M   Comcast Cable Communications, Inc., 8.375%, 2007                                     410,081         139
       330M   Cox Enterprises, Inc., 8%, 2007+                                                     331,525         112
       300M   PanAmSat Corp., 6.375%, 2008                                                         271,900          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,013,506         343
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--4.7%
       300M   New York Times Co., Inc, 7.625%, 2005                                                327,137         111
       300M   News America Holdings, Inc., 8.5%, 2005                                              324,826         110
       200M   Time Warner, Inc., 6.875%, 2018                                                      172,347          58
       225M   Viacom, Inc., 7.75%, 2005                                                            246,820          83
       300M   Walt Disney Co., 7.3%, 2005                                                          321,283         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,392,413         471
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--2.2%
       300M   Hanson PLC, 7.875%, 2010                                                             336,188         113
       300M   Thiokol Corp., 6.625%, 2008                                                          313,080         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                   649,268         219
----------------------------------------------------------------------------------------------------------------------
              Real Estate--4.8%
       420M   AvalonBay Communities, 7.5%, 2010                                                    453,346         153
       300M   EOP Operating LP, 8.1%, 2010                                                         336,638         114
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Real Estate (continued)
      $300M   Mack-Cali Realty LP, 7.75%, 2011                                                    $320,639        $108
       300M   Simon Property Group, Inc., 7.875%, 2016+                                            321,724         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,432,347         484
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.9%
       300M   Federated Department Stores, Inc., 7.45%, 2017                                       317,950         107
       100M   Lowe's Cos., Inc., 8.25%, 2010                                                       114,605          39
       200M   RadioShack Corp., 7.375%, 2011                                                       215,047          73
       250M   Target Corp., 7.5%, 2010                                                             281,055          95
              Wal-Mart Stores, Inc.:
       300M     8%, 2006                                                                           339,562         115
       145M     8.5%, 2024                                                                         165,472          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,433,691         485
----------------------------------------------------------------------------------------------------------------------
              Services--1.8%
       250M   Allied Waste NA, Inc., 8.875%, 2008                                                  246,250          83
       250M   ERAC USA Finance Enterprise Co., 9.125%, 2004+                                       274,425          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                   520,675         176
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--5.6%
       450M   Deutsche Telekom AG, 8%, 2010                                                        448,813         152
       275M   Global Crossing Holding, Ltd., 9.125%, 2006++                                          4,125           1
       600M   GTE Corp., 7.9%, 2027                                                                590,996         200
       250M   Qwest Capital Funding, Inc., 7.9%, 2010                                              142,500          48
       275M   Sprint Capital Corp., 6.375%, 2009                                                   210,476          71
       250M   Vodafone AirTouch PLC, 7.75%, 2010                                                   266,275          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,663,185         562
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.8%
        94M   American Airlines, 7.377%, 2019                                                       92,024          31
              Burlington Northern Santa Fe Corp.:
       275M     7.875%, 2007                                                                       306,075         103
       175M     7.125%, 2010                                                                       188,193          64
       300M   Canadian National Railway Co., 6.45%, 2006                                           317,612         107
              Continental Airlines, Inc.:
       101M     6.748%, 2017                                                                        94,448          32
       318M     8.388%, 2020                                                                       317,205         107
       300M   Norfolk Southern Corp., 7.35%, 2007                                                  330,062         112
       192M   Northwest Airlines, Inc., 8.072%, 2019                                               206,245          70
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
      $173M   NWA Trust, 10.23%, 2012                                                             $162,530         $55
       290M   U.S. Air, Inc., 7.89%, 2019                                                          305,184         103
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,319,578         784
----------------------------------------------------------------------------------------------------------------------
              Utilities--7.7%
       300M   Columbia Energy Group, 6.8%, 2005                                                    306,155         103
       265M   Consumers Energy Co., 6.375%, 2008                                                   232,978          79
       200M   DPL, Inc., 6.875%, 2011                                                              197,443          67
       200M   Duke Capital Corp., 8%, 2019                                                         225,855          76
       350M   El Paso Corp., 7.375%, 2012                                                          339,359         115
       209M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          227,876          77
       200M   Nisource Finance Corp., 7.875%, 2010                                                 207,016          70
       250M   PP&L Capital Funding, Inc., 8.375%, 2007                                             273,621          92
       225M   PSI Energy, Inc., 8.85%, 2022                                                        262,275          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,272,578         768
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $25,918,620)                                               26,023,687       8,796
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--1.1%
       335M   Virginia State Housing Dev. Auth., 6.51%, 2019
                (cost $290,993)                                                                    336,256         114
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.6%
       500M   U.S. Treasury Notes, 7.875%, 2004                                                    554,267         187
     1,000M   U.S. Treasury Notes, 6.625%, 2007                                                  1,112,309         376
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $1,545,976)                                     1,666,576         563
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.3%
       400M   ChevronTexaco Corp., 1.74%, 7/16/02                                                  399,671         135
       278M   Coca-Cola Co., 1.72%, 7/18/02                                                        277,748          94
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $677,419)                                          677,419         229
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $28,433,008)                                         97.0%     28,703,938       9,702
Other Assets, Less Liabilities                                                         3.0         880,422         298
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,584,360     $10,000
======================================================================================================================

 + See Note 5

++ In default as to principal and/or interest payment


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--67.3%
              Agency For International Development - Israel:
      $570M     2/15/2007                                                             4.30%       $468,031        $145
       119M     3/15/2007                                                             4.35          97,154          30
     1,513M     8/15/2007                                                             4.44       1,207,624         374
     1,000M     11/15/2007                                                            4.34         793,591         246
       980M     2/15/2008                                                             4.69         754,734         234
       493M   Federal Judiciary Office Building,
                2/15/2007                                                             4.60         399,352         124
              Federal National Mortgage Association:
       961M     7/15/2007                                                             4.70         760,291         235
       525M     10/8/2007                                                             4.68         411,187         127
       558M     2/1/2008                                                              4.90         425,747         132
     1,134M     8/1/2008                                                              5.04         837,403         259
              Government Trust Certificate - Israel Trust:
       307M     10/1/2007                                                             4.55         242,304          75
     6,904M     11/15/2007                                                            4.50       5,433,076       1,682
       766M   Government Trust Certificate - Turkey
                Trust, 11/15/2007                                                     4.50         602,800         187
       586M   International Bank for Reconstruction &
                Development, 8/15/2007                                                4.79         459,600         142
     6,456M   Resolution Funding Corporation,
                10/15/2007                                                            4.28       5,159,512       1,597
              Tennessee Valley Authority:
     1,166M     5/1/2007                                                              4.78         927,707         287
     2,600M     11/1/2007                                                             4.71       2,027,800         628
     1,000M     4/15/2008                                                             5.11         746,416         231
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $19,540,168)                                                                            21,754,329       6,735
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--32.6%
    13,060M   U.S. Treasury Strips, 11/15/2007
                (cost $9,166,830)                                                     4.04      10,529,207       3,260
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $28,706,998)                                         99.9%     32,283,536       9,995
Other Assets, Less Liabilities                                                          .1          18,973           5
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $32,302,509     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2002.


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--63.8%
              Agency For International Development - Israel:
    $1,303M     8/15/2010                                                             5.24%       $856,025        $550
       495M     9/15/2010                                                             5.23         323,887         208
     1,100M   Federal Home Loan Mortgage Corporation,
                9/15/2010                                                             5.58         699,863         449
              Federal National Mortgage Association:
     1,260M     8/7/2010                                                              5.52         810,002         520
       700M     10/8/2010                                                             5.53         445,704         286
       660M     11/15/2010                                                            5.52         418,286         269
       600M     11/29/2010                                                            5.55         378,509         243
     2,321M     2/1/2011                                                              5.65       1,438,477         924
       500M   Government Trust Certificate - Israel
                Trust, 11/15/2010                                                     5.39         320,320         206
     1,700M   Government Trust Certificate - Turkey
                Trust, 11/15/2010                                                     5.39       1,089,086         699
              Resolution Funding Corporation:
       650M     10/15/2010                                                            5.13         427,025         274
     2,998M     1/15/2011                                                             5.22       1,929,279       1,239
     1,250M   Tennessee Valley Authority, 11/1/2010                                   5.58         790,088         507
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $9,054,670)                                                                              9,926,551       6,374
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--36.0%
     8,435M   U.S. Treasury Strips, 11/15/2010
                (cost $5,052,723)                                                     4.93       5,610,523       3,603
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $14,107,393)                                         99.8%     15,537,074       9,977
Other Assets, Less Liabilities                                                          .2          35,712          23
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $15,572,786     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2002.


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2015 FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                      Effective                  $10,000 of
     Amount   Security                                                               Yield+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ZERO
              COUPON OBLIGATIONS--49.1%
              Agency For International Development - Israel:
      $698M     9/15/2015                                                             6.06%       $316,994        $555
       300M     3/15/2016                                                             6.15         130,697         229
              Federal Home Loan Mortgage Corporation:
       550M     3/15/2015                                                             6.34         248,877         436
       480M     9/15/2015                                                             6.38         209,245         366
              Federal National Mortgage Association:
       150M     2/12/2015                                                             6.25          68,943         121
       243M     8/12/2015                                                             6.33         107,336         188
       300M     9/23/2015                                                             6.35         131,078         229
       210M   Government Trust Certificate - Turkey
                Trust, 5/15/2015                                                      6.14          96,413         169
       200M   International Bank for Reconstruction &
                Development, 2/15/2015                                                6.30          91,413         160
              Resolution Funding Corporation:
       873M     10/15/2015                                                            6.04         395,736         693
       320M     1/15/2016                                                             6.07         142,292         249
     2,000M   Tennessee Valley Authority, 11/1/2015                                   6.36         867,146       1,518
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Zero Coupon Obligations
  (cost $2,711,049)                                                                              2,806,170       4,913
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT ZERO COUPON OBLIGATIONS--49.5%
     6,000M   U.S. Treasury Strips, 11/15/2015
                (cost $2,657,438)                                                     5.71       2,826,114       4,947
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $5,368,487)                                          98.6%      5,632,284       9,860
Other Assets, Less Liabilities                                                         1.4          80,005         140
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $5,712,289     $10,000
======================================================================================================================

+ The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2002.


See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE UTILITIES FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--88.6%
              Basic Materials--.9%
    17,000    Plum Creek Timber Company, Inc.                                                     $520,200         $94
----------------------------------------------------------------------------------------------------------------------
              Communication Services--20.5%
    19,900    ALLTEL Corporation                                                                   935,300         168
    63,000    AT&T Corporation                                                                     674,100         121
    55,500  * AT&T Wireless Services, Inc.                                                         324,675          58
    36,800    BellSouth Corporation                                                              1,159,200         208
    12,400  * BT Group PLC (ADR)                                                                   472,688          85
    32,975    CenturyTel, Inc.                                                                     972,763         175
    19,300  * Commonwealth Telephone Enterprises, Inc.                                             776,632         140
    10,600    CT Communications, Inc.                                                              171,720          31
    10,700    D&E Communications, Inc.                                                             112,457          20
    29,700    Hellenic Telecommunications Organization SA (ADR)                                    231,957          42
    13,500    Nippon Telegraph and Telephone Corporation (ADR)                                     277,965          50
    44,400    SBC Communications, Inc.                                                           1,354,200         244
    50,100    Sprint Corporation (FON Group)                                                       531,561          96
    15,300    Telefonos de Mexico SA (ADR)                                                         490,824          88
    13,600    Telephone & Data Systems, Inc.                                                       823,480         148
    42,518    Verizon Communications, Inc.                                                       1,707,098         307
    28,200    Vodafone Group PLC (ADR)                                                             384,930          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,401,550       2,050
----------------------------------------------------------------------------------------------------------------------
              Energy--1.4%
     5,400    ChevronTexaco Corporation                                                            477,900          86
    10,700    Marathon Oil Corporation                                                             290,184          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                   768,084         138
----------------------------------------------------------------------------------------------------------------------
              Technology--.6%
    22,300    Motorola, Inc.                                                                       321,566          58
----------------------------------------------------------------------------------------------------------------------
              Utilities--65.2%
    25,900    Allegheny Energy, Inc.                                                               666,925         120
    28,600    ALLETE, Inc.                                                                         775,060         139
    28,100    Alliant Energy Corporation                                                           722,170         130
    31,000    American Electric Power Company, Inc.                                              1,240,620         223
    34,350    American States Water Company                                                        904,779         163
     8,300    Black Hills Corporation                                                              287,180          52
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    44,300  * Calpine Corporation                                                                 $311,429         $56
    35,200    Cinergy Corporation                                                                1,266,848         228
    13,400    Cleco Corporation                                                                    293,460          53
    45,800    Conectiv, Inc. - Class "A"                                                         1,165,610         209
    40,200    Constellation Energy Group, Inc.                                                   1,179,468         212
    22,500    DQE, Inc.                                                                            315,000          57
     9,500    DTE Energy Company                                                                   424,080          76
    42,000    Duke Energy Corporation                                                            1,306,200         235
    26,736    El Paso Corporation                                                                  551,029          99
     9,000    Empire District Electric Company                                                     184,500          33
    32,900    Entergy Corporation                                                                1,396,276         251
    23,500    Equitable Resources, Inc.                                                            806,050         145
    19,700    Exelon Corporation                                                                 1,030,310         185
    19,400    FirstEnergy Corporation                                                              647,572         116
    16,600    FPL Group, Inc.                                                                      995,834         179
    16,500    Hawaiian Electric Industries, Inc.                                                   702,075         126
    14,700    KeySpan Corporation                                                                  553,455         100
     3,400    Kinder Morgan, Inc.                                                                  129,268          23
    50,500    MDU Resources Group, Inc.                                                          1,337,240         240
    26,600  * Mirant Corporation                                                                   194,180          35
    25,200    National Fuel Gas Company                                                            567,252         102
    21,750    New Jersey Resources Corporation                                                     649,238         117
    14,700    NICOR, Inc.                                                                          672,525         121
    43,000    NiSource, Inc.                                                                       938,690         169
    21,600    Northeast Utilities                                                                  403,056          72
    19,359    NSTAR                                                                                866,896         156
    30,600    OGE Energy Corporation                                                               699,516         126
    13,100    Peoples Energy Corporation                                                           479,329          86
    18,500    Pinnacle West Capital Corporation                                                    730,750         131
    22,400    PNM Resources, Inc.                                                                  542,080          97
    35,500    Potomac Electric Power Company                                                       762,540         137
    19,400    Progress Energy, Inc.                                                              1,008,994         181
    25,000    Public Service Enterprise Group, Inc.                                              1,082,500         195
    11,500    Questar Corporation                                                                  285,890          51
    41,606    SCANA Corporation                                                                  1,286,458         231
    35,500    Southwest Gas Corporation                                                            878,625         158
    14,400    TXU Corporation                                                                      740,160         133
    43,200    Vectren Corporation                                                                1,075,680         193
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS LIFE UTILITIES FUND
June 30, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    67,400    Williams Companies, Inc.                                                            $403,726         $73
    56,300    Wisconsin Energy Corporation                                                       1,422,700         256
    14,000    WPS Resources Corporation                                                            571,620         103
    49,215    Xcel Energy, Inc.                                                                    825,335         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,280,178       6,521
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $51,310,912)                                                 49,291,578       8,861
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.7%
              Communication Services--.3%
     3,200    ALLTEL Corp., 7.75%, 2005                                                            155,328          28
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.4%
    13,700    Duke Energy Corp., 8.25%, 2004                                                       308,250          55
     5,800    FPL Group, Inc., 8.5%, 2005                                                          321,378          58
    12,700    Williams Companies, Inc., 9%, 2005                                                   159,766          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                   789,394         142
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,118,946)                                      944,722         170
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--1.0%
              Communication Services--.3%
     7,700    Verizon South, Inc., 7%, 2041                                                        189,035          34
----------------------------------------------------------------------------------------------------------------------
              Utilities--.7%
     4,100    Appalachian Power Co., 8.25%, 2026, Series "A"                                       102,787          18
     4,100    Consolidated Edison, Inc., 7.75%, 2031, Series "A"                                   103,443          19
     6,700    Entergy LA, Inc., 7.6%, 2032                                                         166,428          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                   372,658          67
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $564,942)                                                    561,693         101
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.4%
      $200M   Northwestern Public Service Co., 7.1%, 2005
                (cost $196,943)                                                                   $200,045         $36
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--6.6%
     2,400M   BellSouth Corp., 1.74%, 7/9/02                                                     2,398,840         431
     1,300M   General Electric Capital Corp., 1.73%, 7/11/02                                     1,299,250         234
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,698,090)                                      3,698,090         665
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $56,889,833)                                         98.3%     54,696,128       9,833
Other Assets, Less Liabilities                                                         1.7         922,997         167
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $55,619,125     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                                     CASH                     FOCUSED
                                  BLUE CHIP    MANAGEMENT     DISCOVERY        EQUITY    GOVERNMENT        GROWTH    HIGH YIELD
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost             $172,977,701   $11,197,616  $101,342,018   $ 8,967,626   $17,310,536  $188,161,735   $64,154,632
                               ============  ============  ============  ============  ============  ============  ============

At value (Note 1A)             $178,619,647   $11,197,616  $110,113,908   $ 7,553,816   $17,737,826  $206,109,329   $48,317,321
Cash                                693,488       356,422       319,035        60,597       131,502       153,281       273,536
Receivables:
Investment securities sold        4,019,274       500,000       767,670            --       516,952     1,106,513       345,958
Interest and dividends              142,969        43,694        46,275         4,515       136,215       193,789     1,133,670
Trust shares sold                    92,586        86,738       107,016        21,113       105,149       146,096        36,355
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Assets                    183,567,964    12,184,470   111,353,904     7,640,041    18,627,644   207,709,008    50,106,840
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Liabilities
Payables:
Investment securities
purchased                         2,803,620            --       916,681       354,226            --       473,487       446,616
Trust shares redeemed               358,476        13,436        42,695            14        48,365       187,242        47,842
Accrued advisory fees               107,368         3,482        64,240         1,621         3,107       122,087        29,183
Accrued expenses                     12,895            --        12,311            --            --        14,936         6,379
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Liabilities                 3,282,359        16,918     1,035,927       355,861        51,472       797,752       530,020
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Assets                     $180,285,605   $12,167,552  $110,317,977   $ 7,284,180   $18,576,172  $206,911,256   $49,576,820
                               ============  ============  ============  ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                $207,641,260   $12,167,552  $139,603,224   $10,582,363   $18,362,059  $205,873,742   $71,547,545
Accumulated net investment
income (deficit)                    481,401            --      (249,773)       (4,349)      478,900       358,671     2,122,919
Accumulated net realized loss
on investments                  (33,479,002)           --   (37,807,364)   (1,880,024)     (692,077)  (17,268,751)   (8,256,333)
Net unrealized
appreciation (depreciation)
of investments                    5,641,946            --     8,771,890    (1,413,810)      427,290    17,947,594    15,837,311)
                               ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total                          $180,285,605   $12,167,552  $110,317,977   $ 7,284,180   $18,576,172  $206,911,256   $49,576,820
                               ============  ============  ============  ============  ============  ============  ============
Shares of beneficial interest
outstanding (Note 2)             10,475,215    12,167,552     5,837,645     1,097,624     1,809,505     7,725,773     6,873,606
                               ============  ============  ============  ============  ============  ============  ============

Net asset value, offering and
redemption price per share
(Net assets divided by shares
outstanding)                         $17.21         $1.00        $18.90         $6.64        $10.27        $26.78         $7.21
                               ============  ============  ============  ============  ============  ============  ============

See notes to financial statements







Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL      INVESTMENT          TARGET          TARGET          TARGET       UTILITIES
                                     SECURITIES           GRADE   MATURITY 2007   MATURITY 2010   MATURITY 2015          INCOME
-------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                  $80,697,115     $28,433,008     $28,706,998     $14,107,393      $5,368,487     $56,889,833
                                   ============    ============    ============    ============    ============    ============
At value (Note 1A)                  $86,840,084     $28,703,938     $32,283,536     $15,537,074      $5,632,284     $54,696,128
Cash                                      9,092         239,468          38,018          20,266          72,075         485,946
Receivables:
Investment securities sold              904,763              --              --              --              --         590,594
Interest and dividends                  323,718         504,614              --              --              --         116,796
Trust shares sold                        59,368         178,479             112          19,951           8,247          25,118
Forward currency contracts
(Note 6)                                  1,925              --                              --              --              --
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total Assets                         88,138,950      29,626,499      32,321,666      15,577,291       5,712,606      55,914,582
                                   ------------    ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                               545,345              --              --              --              --         167,485
Trust shares redeemed                    53,949          29,339           8,846              --              --          95,012
Accrued advisory fees                    50,892          12,800          10,311           4,505             317          32,898
Accrued expenses                         28,328              --              --              --              --              62
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total Liabilities                       678,514          42,139          19,157           4,505             317         295,457
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net Assets                          $87,460,436     $29,584,360     $32,302,509     $15,572,786      $5,712,289     $55,619,125
                                   ============    ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                     $97,480,397     $29,409,822     $28,066,990     $13,879,291      $5,354,536     $70,131,896
Accumulated net investment
income (deficit)                       (207,189)        797,181         825,083         363,693         120,281         788,461
Accumulated net realized
loss on investments, futures
contracts and foreign
currency transactions               (16,028,080)       (893,573)       (166,102)        (99,879)        (26,325)    (13,107,527)
Net unrealized appreciation
(depreciation) of investments,
futures contracts and foreign
currency transactions                 6,215,308         270,930       3,576,538       1,429,681         263,797      (2,193,705)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total                               $87,460,436     $29,584,360     $32,302,509     $15,572,786      $5,712,289     $55,619,125
                                   ============    ============    ============    ============    ============    ============
Shares of beneficial interest
outstanding (Note 2)                  6,111,872       2,703,416       2,398,872       1,130,369         481,386       5,112,719
                                   ============    ============    ============    ============    ============    ============

Net asset value, offering and
redemption price per share
(Net assets divided by shares
outstanding)                             $14.31          $10.94          $13.47          $13.78          $11.87          $10.88
                                   ============    ============    ============    ============    ============    ============

See notes to financial statements






Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2002

-----------------------------------------------------------------------------------------------------------------------------
                                                   CASH                     FOCUSED
                                BLUE CHIP    MANAGEMENT     DISCOVERY        EQUITY    GOVERNMENT        GROWTH    HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                     $     90,566      $121,176  $     42,202   $     5,165     $ 542,021  $     41,583   $ 2,545,707
Dividends                       1,200,519            --       187,965        30,922            --     1,242,707         6,617(a)
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Income                    1,291,085       121,176       230,167        36,087       542,021     1,284,290     2,552,324
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses (Notes 1 and 4):
Advisory fees                     755,093        44,268       437,173        30,280        63,533       848,408       186,559
Professional fees                  17,243         7,434        16,846         7,117         9,164        18,643        13,530
Custodian fees and expenses        16,382         2,844        12,968           511         1,367        32,171         4,605
Reports and notices to
shareholders                        3,153         3,296         2,589         1,592         1,305         4,259         1,250
Other expenses                     20,629           728        13,300           956         1,693        22,728         8,705
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total expenses                    812,500        58,570       482,876        40,456        77,062       926,209       214,649
Less: Expenses waived or
assumed                                --       (16,803)           --            --       (12,707)           --            --
Custodian fees paid
indirectly                         (3,479)         (461)       (2,936)         (41)        (1,367)       (1,018)       (1,560)
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net expenses                      809,021        41,306       479,940        40,415        62,988       925,191       213,089
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)      482,064        79,870      (249,773)       (4,328)      479,033       359,099     2,339,235
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------

Realized and Unrealized
Gain (Loss) on
Investments (Note 3):

Net realized loss on
investments                    (4,399,616)           --    (3,791,116)     (566,954)      (58,540)   (6,948,316)   (2,454,640)
Net unrealized appreciation
(depreciation)
of investments                (29,415,550)           --   (10,796,657)   (1,547,318)      154,464   (23,494,842)      (40,459)
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net gain (loss) on
investments                   (33,815,166)           --   (14,587,773)   (2,114,272)       95,924   (30,443,158)   (2,495,099)
                             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Increase (Decrease) in
Net Assets Resulting
from Operations              $(33,333,102)     $ 79,870  $(14,837,546)  $(2,118,600)    $ 574,957  $(30,084,059)  $ (155,864)
                             ============  ============  ============  ============  ============  ============  ============

(a) See Note 1H


See notes to financial statements






Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 2002

-------------------------------------------------------------------------------------------------------------------------------
                                  INTERNATIONAL      INVESTMENT          TARGET          TARGET          TARGET       UTILITIES
                                     SECURITIES           GRADE   MATURITY 2007   MATURITY 2010   MATURITY 2015          INCOME
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                            $    98,151        $970,423      $  937,225        $417,905        $142,722     $    46,483
Dividends                               778,792(b)           --              --              --              --         993,948
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total Income                            876,943         970,423         937,225         417,905         142,722       1,040,431
                                   ------------    ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 4):
Advisory fees                           342,464         104,308         117,541          52,934          17,720         228,948
Professional fees                        12,419          11,708           9,239           6,924           6,047          12,550
Custodian fees and expenses             117,692           4,528           1,575           1,061             275           3,496
Reports and notices to
shareholders                              4,012           1,543           1,538           1,855           1,588           2,374
Other expenses                           13,410           5,581           5,830           3,013             598           7,839
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total expenses                          489,997         127,668         135,723          65,787          26,228         255,207
Less: Expenses waived or
assumed                                      --         (20,862)        (23,508)        (10,587)         (3,544)             --
Custodian fees paid
indirectly                                   --          (1,081)           (297)         (1,061)           (275)         (3,496)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net expenses                            489,997         105,725         111,918          54,139          22,409         251,711
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net investment income.                  386,946         864,698         825,307         363,766         120,313         788,720
                                   ------------    ------------    ------------    ------------    ------------    ------------

Realized and Unrealized Gain
(Loss) on Investments, Futures
Contracts and Foreign Currency
Transactions (Note 3):

Net realized gain (loss)
on investments, futures
contracts and foreign
currency transactions                (4,120,724)        (70,637)         48,984              --          (4,285)     (4,045,084)
Net unrealized appreciation
(depreciation) of investments,
futures contracts and
foreign currency transactions        (2,564,421)       (220,893)        867,919         527,499         206,539      (4,772,017)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net gain (loss) on investments,
futures contracts and
foreign currency transactions        (6,685,145)       (291,530)        916,903         527,499         202,254      (8,817,101)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
Net Assets Resulting
from Operations                     $(6,298,199)       $573,168      $1,742,210        $891,265        $322,567     $(8,028,381)
                                   ============    ============    ============    ============    ============    ============

(b) Net of $102,837 foreign taxes withheld


See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                            BLUE CHIP                    CASH MANAGEMENT
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
-------------------------------    ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)       $    482,064    $    912,946     $    79,870    $    392,868
Net realized loss on
investments                          (4,399,616)    (28,245,281)             --              --
Net unrealized depreciation
of investments                      (29,415,550)    (25,225,280)             --              --
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                     (33,333,102)    (52,557,615)         79,870         392,868
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                  (912,805)       (758,461)        (79,870)       (392,868)
Net realized gains                           --     (26,914,843)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                    (912,805)    (27,673,304)        (79,870)       (392,868)
                                   ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             4,491,916      14,348,676       1,663,652       5,891,813
Reinvestment of distributions           912,805      27,673,304          79,870         392,868
Cost of shares redeemed             (10,589,082)    (14,518,576)     (1,864,190)     (3,048,183)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
trust share transactions             (5,184,361)     27,503,404        (120,668)      3,236,498
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                          (39,430,268)    (52,727,515)       (120,668)      3,236,498

Net Assets
Beginning of period                 219,715,873     272,443,388      12,288,220       9,051,722
                                   ------------    ------------    ------------    ------------
End of period+                     $180,285,605    $219,715,873     $12,167,552     $12,288,220
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income
(deficit) of                       $    481,401    $    912,142     $        --     $        --
                                   ============    ============    ============    ============
* Trust Shares Issued and Redeemed
Sold                                    232,468         638,469       1,663,652       5,891,813
Issued for distributions
reinvested                               47,297       1,176,086          79,870         392,868
Redeemed                               (554,894)       (646,710)     (1,864,190)     (3,048,183)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
trust shares outstanding               (275,129)      1,167,845        (120,668)      3,236,498
                                   ============    ============    ============    ============







Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                            DISCOVERY                      FOCUSED EQUITY
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
-------------------------------    ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income (loss)       $   (249,773)   $   (405,124)     $   (4,328)     $   23,170
Net realized loss on
investments                          (3,791,116)    (32,546,938)       (566,954)       (215,963)
Net unrealized depreciation
of investments                      (10,796,657)       (227,464)     (1,547,318)       (182,600)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                     (14,837,546)    (33,179,526)     (2,118,600)       (375,393)
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                        --              --         (23,149)        (20,243)
Net realized gains                           --     (14,383,136)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                          --     (14,383,136)        (23,149)        (20,243)
                                   ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             3,898,114       9,501,013       1,250,671       1,906,488
Reinvestment of distributions                --      14,383,136          23,149          20,243
Cost of shares redeemed              (4,489,692)     (7,374,060)       (392,873)       (743,216)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
trust share transactions               (591,578)     16,510,089         880,947       1,183,515
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                          (15,429,124)    (31,052,573)     (1,260,802)        787,879

Net Assets
Beginning of period                 125,747,101     156,799,674       8,544,982       7,757,103
                                   ------------    ------------    ------------    ------------
End of period+                     $110,317,977    $125,747,101      $7,284,180      $8,544,982
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income
(deficit) of                       $   (249,773)   $         --      $   (4,349)     $   23,128
                                   ============    ============    ============    ============
* Trust Shares Issued and Redeemed
Sold                                    192,763         425,881         158,558         222,024
Issued for distributions
reinvested                                   --         633,898           2,854           2,254
Redeemed                               (222,382)       (333,654)        (50,539)        (87,196)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
trust shares outstanding                (29,619)        726,125         110,873         137,082
                                   ============    ============    ============    ============


See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                            GOVERNMENT                         GROWTH
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
-------------------------------    ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   479,033     $   810,392    $    359,099    $    485,138
Net realized gain (loss)
on investments, futures contracts
and foreign currency transactions       (58,540)        167,882      (6,948,316)     (9,570,278)
Net unrealized appreciation
(depreciation) of investments,
futures contracts and
currency transactions                   154,464         136,176     (23,494,842)    (28,202,951)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                         574,957       1,114,450     (30,084,059)    (37,288,091)
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                  (845,375)       (742,791)       (483,769)       (108,368)
Net realized gains                           --              --              --     (28,134,482)
                                   ------------    ------------    ------------    ------------
Total distributions                    (845,375)       (742,791)       (483,769)    (28,242,850)
                                   ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             2,725,480       5,785,941       5,041,083      14,119,487
Reinvestment of distributions           845,375         742,791         483,769      28,242,850
Cost of shares redeemed              (1,304,536)     (1,735,108)     (9,421,034)    (13,495,757)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
trust share transactions              2,266,319       4,793,624      (3,896,182)     28,866,580
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                            1,995,901       5,165,283     (34,464,010)    (36,664,361)

Net Assets
Beginning of period                  16,580,271      11,414,988     241,375,266     278,039,627
                                   ------------    ------------    ------------    ------------
End of period+                      $18,576,172     $16,580,271    $206,911,256    $241,375,266
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income
(deficit) of                        $   478,900     $   845,242    $    358,671    $    483,341
                                   ============    ============    ============    ============
* Trust Shares Issued and Redeemed
Sold                                    265,925         563,443         170,703         443,987
Issued for distributions
reinvested                               83,618          75,410          16,405         858,446
Redeemed                               (127,244)       (168,215)       (320,717)       (428,807)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
trust shares outstanding                222,299         470,638        (133,609)        873,626
                                   ============    ============    ============    ============







Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                                                           INTERNATIONAL
                                             HIGH YIELD                     SECURITIES
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
-------------------------------    ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $ 2,339,235     $ 5,428,553     $   386,946     $   743,940
Net realized gain (loss)
on investments, futures contracts
and foreign currency transactions    (2,454,640)     (3,732,306)     (4,120,724)    (11,106,336)
Net unrealized appreciation
(depreciation) of investments,
futures contracts and
currency transactions                   (40,459)     (3,586,751)     (2,564,421)     (7,100,545)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                        (155,864)     (1,890,504)     (6,298,199)    (17,462,941)
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                (5,480,290)     (6,130,642)       (515,963)     (1,516,578)
Net realized gains                           --              --              --      (7,520,157)
                                   ------------    ------------    ------------    ------------
Total distributions                  (5,480,290)     (6,130,642)       (515,963)     (9,036,735)
                                   ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             1,876,427       3,480,726       1,768,207       4,829,951
Reinvestment of distributions         5,480,290       6,130,642         515,963       9,036,735
Cost of shares redeemed              (2,539,984)     (6,506,425)     (5,086,492)     (9,193,361)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
trust share transactions              4,816,733       3,104,943      (2,802,322)      4,673,325
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                             (819,421)     (4,916,203)     (9,616,484)    (21,826,351)

Net Assets
Beginning of period                  50,396,241      55,312,444      97,076,920     118,903,271
                                   ------------    ------------    ------------    ------------
End of period+                      $49,576,820     $50,396,241     $87,460,436     $97,076,920
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income
(deficit) of                        $ 2,122,919     $ 5,263,974     $ (207,189)     $  (78,172)
                                   ============    ============    ============    ============
* Trust Shares Issued and Redeemed
Sold                                    247,122         401,100         118,095         298,312
Issued for distributions
reinvested                              755,902         699,845          35,219         545,565
Redeemed                               (329,921)       (758,299)       (340,289)       (569,966)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
trust shares outstanding                673,103         342,646        (186,975)        273,911
                                   ============    ============    ============    ============


See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                          INVESTMENT GRADE              TARGET MATURITY 2007
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
-------------------------------    ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   864,698     $ 1,565,548     $   825,307     $ 1,630,516
Net realized gain (loss)
on investments                          (70,637)        (23,332)         48,984         (14,533)
Net unrealized appreciation
(depreciation)
of investments                         (220,893)        192,849         867,919         648,921
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                         573,168       1,735,065       1,742,210       2,264,904
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                (1,570,624)     (1,411,587)     (1,630,651)     (1,512,371)
Net realized gains                           --              --              --              --
                                   ------------    ------------    ------------    ------------
Total distributions                  (1,570,624)     (1,411,587)     (1,630,651)     (1,512,371)
                                   ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             2,664,393       6,578,607         737,051       3,120,346
Reinvestment of distributions         1,570,624       1,411,587       1,630,651       1,512,371
Cost of shares redeemed              (1,546,866)     (1,726,538)     (2,271,361)     (2,500,424)
                                   ------------    ------------    ------------    ------------
Net increase from trust share
transactions                          2,688,151       6,263,656          96,341       2,132,293
                                   ------------    ------------    ------------    ------------
Net increase in net assets            1,690,695       6,587,134         207,900       2,884,826

Net Assets
Beginning of period                  27,893,665      21,306,531      32,094,609      29,209,783
                                   ------------    ------------    ------------    ------------
End of period+                      $29,584,360     $27,893,665     $32,302,509     $32,094,609
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $   797,181     $ 1,503,107     $   825,083     $ 1,630,427
                                   ============    ============    ============    ============
* Trust Shares Issued and Redeemed
Sold                                    242,494         584,368          55,853         235,406
Issued for distributions
reinvested                              144,758         129,030         125,050         117,786
Redeemed                               (139,449)       (153,819)       (172,633)       (188,427)
                                   ------------    ------------    ------------    ------------
Net increase in trust shares
outstanding                             247,803         559,579           8,270         164,765
                                   ============    ============    ============    ============







Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------
                                         TARGET MATURITY 2010            TARGET MATURITY 2015
                                   ----------------------------    ----------------------------
                                      1/1/02 to       1/1/01 to       1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01         6/30/02        12/31/01
-------------------------------    ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   363,766     $   662,829     $   120,313     $   185,229
Net realized gain (loss)
on investments                               --            (540)         (4,285)        (18,122)
Net unrealized appreciation
(depreciation)
of investments                          527,499         (44,182)        206,539        (180,190)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                         891,265         618,107         322,567         (13,083)
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income                  (662,873)       (544,311)       (185,253)        (87,076)
Net realized gains                           --              --              --              --
                                   ------------    ------------    ------------    ------------
Total distributions                    (662,873)       (544,311)       (185,253)        (87,076)
                                   ------------    ------------    ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             1,534,017       2,867,909       1,480,066       3,157,678
Reinvestment of distributions           662,873         544,311         185,253          87,076
Cost of shares redeemed                (661,416)     (1,046,465)       (127,821)     (1,382,114)
                                   ------------    ------------    ------------    ------------
Net increase from trust share
transactions                          1,535,474       2,365,755       1,537,498       1,862,640
                                   ------------    ------------    ------------    ------------
Net increase in net assets            1,763,866       2,439,551       1,674,812       1,762,481

Net Assets
Beginning of period                  13,808,920      11,369,369       4,037,477       2,274,996
                                   ------------    ------------    ------------    ------------
End of period+                      $15,572,786     $13,808,920      $5,712,289      $4,037,477
                                   ============    ============    ============    ============
+ Includes undistributed
net investment income of            $   363,693     $   662,800      $  120,281      $  185,221
                                   ============    ============    ============    ============
* Trust Shares Issued and Redeemed
Sold                                    114,218         213,133         127,669         266,123
Issued for distributions
reinvested                               49,542          40,957          16,081           7,379
Redeemed                                (49,220)        (77,578)        (11,209)       (116,689)
                                   ------------    ------------    ------------    ------------
Net increase in trust shares
outstanding                             114,540         176,512         132,541         156,813
                                   ============    ============    ============    ============


See notes to financial statements






Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

---------------------------------------------------------------
                                          UTILITIES INCOME
                                    ---------------------------
                                      1/1/02 to       1/1/01 to
                                        6/30/02        12/31/01
---------------------------------   -----------     -----------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   788,720     $ 1,389,513
Net realized loss on
investments                          (4,045,084)     (9,004,034)
Net unrealized depreciation
of investments                       (4,772,017)     (9,111,916)
                                   ------------    ------------
Net decrease in net assets
resulting from operations            (8,028,381)    (16,726,437)
                                   ------------    ------------
Distributions to Shareholders
Net investment income                (1,389,580)     (1,481,893)
Net realized gains                           --        (600,311)
                                   ------------    ------------
Total distributions                  (1,389,580)     (2,082,204)
                                   ------------    ------------
Trust Share Transactions*
Proceeds from shares sold             1,722,287       6,969,740
Reinvestment of distributions         1,389,580       2,082,204
Cost of shares redeemed              (4,096,067)     (5,221,229)
                                   ------------    ------------
Net increase (decrease) from
trust share transactions               (984,200)      3,830,715
                                   ------------    ------------
Net decrease in net assets          (10,402,161)    (14,977,926)

Net Assets
Beginning of period                  66,021,286      80,999,212
                                   ------------    ------------
End of period+                      $55,619,125     $66,021,286
                                   ============    ============
+ Includes undistributed
net investment income of            $   788,461     $ 1,389,321
                                   ============    ============
* Trust Shares Issued and Redeemed
Sold                                    144,063         482,496
Issued for distributions
reinvested                              119,277         138,536
Redeemed                               (347,058)       (366,756)
                                   ------------    ------------
Net increase (decrease) in
trust shares outstanding                (83,718)        254,276
                                   ============    ============


See notes to financial statements





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Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND
June 30, 2002


1. Significant Accounting Policies--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Focused Equity, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010, Target Maturity 2015, and Utilities Income Funds (each a "Fund") and accounts separately for its assets, liabilities and operations. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term growth of capital without regard to dividend or interest income.

Focused Equity Fund seeks capital appreciation.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund primarily seeks high current income and secondarily seeks capital appreciation.

International Securities Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007, Target Maturity 2010 and Target Maturity 2015 Funds seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Utilities Income Fund primarily seeks high current income and secondarily long-term capital appreciation.





A. Security Valuation--Except as provided below a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Life Series Fund's officers in the manner specifically authorized by the Board of Trustees of the Life Series Fund. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Tax--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2001, capital loss carryovers were as follows:





Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2002


                                                        Year Capital Loss Carryovers Expire
                                      ------------------------------------------------------------------------------
Fund                        Total         2002         2003         2004         2007           2008            2009
----                  -----------     --------     --------     --------     --------     ----------     -----------
Blue Chip             $26,672,038     $     --     $     --     $     --     $     --     $       --     $26,672,038
Discovery              33,762,304           --           --           --           --             --      33,762,304
Focused
  Equity                1,296,918           --           --           --       29,190      1,018,850         248,878
Government                633,536      131,162      228,020           --      140,904        133,450              --
Growth                  9,135,342           --           --           --           --             --       9,135,342
High Yield              5,820,676           --           --           --      566,369      1,503,018       3,751,289
International
  Securities           11,213,583           --           --           --           --             --      11,213,583
Investment
  Grade                   836,700           --           --           --       71,026        728,578          37,096
Target Maturity
  2007                    177,953           --           --       82,126       29,992         52,977          12,858
Target Maturity
  2010                     95,537           --           --           --       84,932         10,605              --
Target Maturity
  2015                     17,372           --           --           --           --          3,919          13,453
Utilities
  Income                8,718,125           --           --           --           --             --       8,718,125


C. Foreign Currency Translations--The accounting records of International Securities Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to Shareholders from net investment income and net realized capital gains are declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of the High Yield Fund are recognized as dividend income and recorded at the market value of the shares received. For the six months ended June 30, 2002, the High Yield Fund recognized $6,617 from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are amortized/accreted using the interest method. For the six months ended June 30, 2002, the Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $17,072 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.





Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2002


3. Security Transactions--For the six months ended June 30, 2002, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities, were as follows:

                                                                       Long-Term U.S.
                                        Securities                 Government Obligations
                             ----------------------------      --------------------------
                                  Cost of         Proceeds         Cost of        Proceeds
Fund                            Purchases       from Sales       Purchases      from Sales
----                         ------------     ------------     -----------     -----------
Blue Chip                    $106,585,887     $121,253,621     $        --     $        --
Discovery                      85,852,507       78,744,506              --              --
Focused Equity                  5,873,736        5,386,733              --              --
Government                             --               --      10,054,389       9,070,507
Growth                         98,867,646      102,774,725              --              --
High Yield                      8,863,577        8,665,648              --              --
International Securities       64,134,819       69,870,132              --              --
Investment Grade                4,488,084        2,768,913              --              --
Target Maturity 2007                   --               --         170,276       1,699,470
Target Maturity 2010                   --               --         890,375              --
Target Maturity 2015                   --               --       1,359,188          89,204
Utilities Income                9,406,292       11,506,178              --              --


At June 30, 2002, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                                        Net
                                                     Gross           Gross       Unrealized
                                Aggregate       Unrealized      Unrealized     Appreciation
Fund                                 Cost     Appreciation    Depreciation    (Depreciation)
----                         ------------     ------------     -----------      -----------
Blue Chip                    $175,385,049      $21,072,537     $17,837,939      $ 3,234,598
Discovery                     101,595,962       15,578,889       7,060,943        8,517,946
Focused Equity                  8,983,778          129,467       1,559,429       (1,429,962)
Government                     17,310,536          434,783           7,493          427,290
Growth                        189,346,828       32,282,860      15,520,359       16,762,501
High Yield                     64,252,742        1,099,768      17,035,189      (15,935,421)
International Securities       81,366,953       10,813,144       5,340,013        5,473,131
Investment Grade               28,553,960        1,115,231         965,253          149,978
Target Maturity 2007           28,744,131        3,539,405              --        3,539,405
Target Maturity 2010           14,111,735        1,425,339              --        1,425,339
Target Maturity 2015            5,373,156          264,263           5,135          259,128
Utilities Income               57,234,151        4,889,552       7,427,575      (2,538,023)






4. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2002, total trustees fees accrued by the Funds amounted to $27,200.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 2002, total advisory fees accrued to FIMCO were $3,229,229 of which $80,062 was waived by the investment adviser. In addition, other expenses in the amount of $7,949 were assumed by FIMCO.

Wellington Management Company, LLP serves as investment subadviser to the Focused Equity Fund, Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

5. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2002, the Blue Chip Fund held two 144A securities with an aggregate value of $6,495,572 representing 3.6% of the Fund's net assets, the Cash Management Fund held one 144A security with an aggregate value of $349,512 representing 2.9% of the Fund's net assets, the Discovery Fund held one 144A security with an aggregate value of $2,898,598 representing 2.6% of the Fund's net assets, the High Yield Fund held thirteen 144A securities with an aggregate value of $4,024,450 representing 8.1% of the Fund's net assets and the Investment Grade Fund held four 144A securities with an aggregate value of $1,033,909 representing 3.5% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Forward Currency Contracts and Futures Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The International Securities Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.





Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2002


The International Securities Fund had the following forward currency contracts outstanding at June 30, 2002:

                                                                                Unrealized
Contracts to Buy Foreign Currency     In Exchange for     Settlement Date       Gain (Loss)
--------------------------------      ---------------     ---------------     ------------
    83,138  Euro                         US$   81,609              7/1/02         US$  499
   220,089  Euro                              216,889              7/2/02              471
                                      ---------------                         ------------
                                             $298,498                               $  970
                                      ===============                         ------------
                                                                                Unrealized
Contracts to Sell Foreign Currency    In Exchange for     Settlement Date             Loss
---------------------------------     ---------------     ---------------     ------------
   451,459  Singapore Dollar             US$  256,161              7/1/02         US$  638
 5,726,087  Japanese Yen                       48,038              7/1/02              264
    10,272  Swiss Francs                        6,882              7/2/02              (20)
    72,295  Singapore Dollar                   40,902              7/2/02              (16)
 2,687,075  Japanese Yen                       22,442              7/2/02               23
 1,299,590  South African Rand                124,623              7/5/02               66
                                      ---------------                         ------------
                                             $499,048                               $  955
                                      ===============                         ------------
Net Unrealized Gain on  Forward Currency Contracts                                  $1,925
                                                                              ============


Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged. At June 30, 2002, the market value of $209,690 of the U.S. Treasury Bills were pledged to cover margin requirements for futures contracts. Open futures contracts at June 30, 2002 were:





                                                             Unrealized
                                                           Appreciation
Contracts/Delivery Month/Commitment                       (Depreciation)
----------------------------------                         ------------
15 CAC 40 Index/July 2002/Buy                                   $41,697
 3 DAX 30 Index/September 2002/Buy                                3,390
 3 IBEX PLUS/July 2002/Buy                                       (8,997)
 2 MIB 30/September 2002/Buy                                        880
10 S&P CAN 60/September 2002/Buy                                (12,025)
 2 TSE Index/September 2002/Buy                                 (13,063)
                                                           ------------
Total Net Unrealized Appreciation on Futures Contracts          $11,882
                                                           ============

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.





Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUND
June 30, 2002


8. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared in 2001 were as follows:

                      Distributions Paid in 2001 from:
                      -------------------------------
                           Ordinary         Long-Term
Fund                         Income      Capital Gain            Total
------                -------------     -------------    -------------
Blue Chip                  $758,461       $26,914,843      $27,673,304
Cash
  Management                392,868                --          392,868
Discovery                        --        14,383,136       14,383,136
Focused
  Equity                     20,243                --           20,243
Government                  742,791                --          742,791
Growth                      108,368        28,134,482       28,242,850
High Yield                6,130,642                --        6,130,642
International
  Securities              1,516,578         7,520,157        9,036,735
Investment
  Grade                   1,411,587                --        1,411,587
Target Maturity
  2007                    1,512,371                --        1,512,371
Target Maturity
  2010                      544,311                --          544,311
Target Maturity
  2015                       87,076                --           87,076
Utilities                 1,481,893           600,311        2,082,204


As of December 31, 2001, the components of distributable earnings on a tax basis were:

                                                                                                         Total
                                      Undistributed             Capital          Unrealized      Distributable
                                           Ordinary                Loss        Appreciation           Earnings
Fund                                         Income           Carryover       (Depreciation)          (Deficit)
------                                -------------       -------------       -------------      -------------
Blue Chip                                  $912,142        $(26,672,038)        $32,650,148         $6,890,252
Discovery                                        --         (33,762,304)         19,314,603        (14,447,701)
Focused Equity                               23,128          (1,296,918)            117,356         (1,156,434)
Government                                  845,242            (633,536)            272,826            484,532
Growth                                      483,341          (9,135,342)         40,257,343         31,605,342
High Yield                                5,479,709          (5,820,676)        (15,993,604)       (16,334,571)
International Securities                    515,635         (11,213,583)          8,109,891         (2,588,057)
Investment Grade                          1,591,262            (836,700)            397,703          1,152,265
Target Maturity 2007                      1,630,427            (177,953)          2,671,487          4,123,961
Target Maturity 2010                        662,800             (95,537)            897,840          1,465,103
Target Maturity 2015                        185,221             (17,372)             52,589            220,438
Utilities                                 1,389,321          (8,718,125)          2,233,993         (5,094,811)






This page intentionally left blank.





Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------
                                             P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                           Income from Investment Operations             from
                         -------------------------------------  ----------------------
              Net Asset
                  Value         Net   Net Realized
              ---------  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
1997            $19.77       $ .19          $4.88       $5.07       $ .22       $ .91          $1.13
1998             23.71         .17           4.05        4.22         .19        1.49           1.68
1999             26.25         .12           6.38        6.50         .18         .43            .61
2000             32.14         .08          (1.74)      (1.66)        .12        1.93           2.05
2001             28.43         .08          (5.18)      (5.10)        .08        2.81           2.89
2002**           20.44         .05          (3.19)      (3.14)        .09          --            .09
-----------------------------------------------------------------------------------------------------

CASH MANAGEMENT FUND
--------------------
1997            $ 1.00       $.050          $  --       $.050       $.050       $  --          $.050
1998              1.00        .049             --        .049        .049          --           .049
1999              1.00        .046             --        .046        .046          --           .046
2000              1.00        .058             --        .058        .058          --           .058
2001              1.00        .037             --        .037        .037          --           .037
2002**            1.00        .007             --        .007        .007          --           .007
-----------------------------------------------------------------------------------------------------

DISCOVERY FUND
--------------
1997            $25.06       $ .08          $3.93       $4.01       $ .14       $1.16          $1.30
1998             27.77         .09            .79         .88         .08        1.83           1.91
1999             26.74        (.06)          7.47        7.41         .09         .10            .19
2000             33.96        (.02)           .57         .55          --        4.01           4.01
2001             30.50        (.07)         (6.22)      (6.29)         --        2.78           2.78
2002**           21.43        (.04)         (2.49)      (2.53)         --          --             --
-----------------------------------------------------------------------------------------------------

FOCUSED EQUITY FUND
-------------------
11/8/99++ to
12/31/99        $10.00       $(.01)         $ .26       $ .25       $  --       $  --          $  --
2000             10.25         .02          (1.14)      (1.12)         --          --             --
2001              9.13         .02           (.47)       (.45)        .02          --            .02
2002**            8.66          --          (2.00)      (2.00)        .02          --            .02
-----------------------------------------------------------------------------------------------------

GOVERNMENT FUND
---------------
1997            $10.19       $ .72          $ .11       $ .83       $ .69       $  --          $ .69
1998             10.33         .66***         .08         .74         .66          --            .66
1999             10.41         .61           (.51)        .10         .59          --            .59
2000              9.92         .69            .29         .98         .68          --            .68
2001             10.22         .52            .36         .88         .65          --            .65
2002**           10.45         .26            .08         .34         .52          --            .52
-----------------------------------------------------------------------------------------------------

GROWTH FUND
-----------
1997            $24.56       $ .15          $6.57       $6.72       $ .18       $1.86          $2.04
1998             29.24         .10           7.69        7.79         .15        1.10           1.25
1999             35.78         .05           8.97        9.02         .10        1.64           1.74
2000             43.06         .01            .02         .03         .05        3.24           3.29
2001             39.80         .06          (5.11)      (5.05)        .02        4.02           4.04
2002**           30.71         .05          (3.92)      (3.87)        .06          --            .06
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                                Assets+       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net
                   Value                                     Investment                     Net   Portfolio
               ---------     Total    Net Assets                 Income              Investment    Turnover
                  End of   Return*  End of Period  Expenses      (Loss)    Expenses      Income        Rate
                  Period       (%)  (in millions)       (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------

BLUE CHIP FUND
--------------
1997              $23.71     26.72         $154         .81         .99         N/A         N/A          63
1998               26.25     18.66          205         .82         .79         N/A         N/A          91
1999               32.14     25.32          275         .81         .45         N/A         N/A          91
2000               28.43     (5.75)         272         .79         .26         N/A         N/A         146
2001               20.44    (19.27)         220         .81         .38         N/A         N/A         105
2002**             17.21    (15.43)         180         .82(a)      .47(a)      N/A         N/A          55
-----------------------------------------------------------------------------------------------------------

CASH MANAGEMENT FUND
--------------------
1997              $ 1.00      5.08          $ 5         .70        4.97        1.06        4.61         N/A
1998                1.00      5.02            7         .70        4.89         .99        4.60         N/A
1999                1.00      4.67           10         .70        4.61         .91        4.40         N/A
2000                1.00      5.92            9         .70        5.76         .89        5.57         N/A
2001                1.00      3.77           12         .70        3.59         .86        3.43         N/A
2002**              1.00       .67           12         .70(a)     1.38(a)     1.00(a)     1.08(a)      N/A
-----------------------------------------------------------------------------------------------------------

DISCOVERY FUND
--------------
1997              $27.77     16.84         $100         .82         .34         N/A         N/A          85
1998               26.74      3.05          114         .83         .36         N/A         N/A         121
1999               33.96     27.97          148         .83        (.24)        N/A         N/A         109
2000               30.50      (.22)         157         .81        (.07)        N/A         N/A         193
2001               21.43    (21.12)         126         .83        (.33)        N/A         N/A         163
2002**             18.90    (11.81)         110         .84(a)     (.43)(a)     N/A         N/A          67
-----------------------------------------------------------------------------------------------------------

FOCUSED EQUITY FUND
-------------------
11/8/99++ to
12/31/99          $10.25      2.50          $ 2        1.59(a)    (1.39)(a)     N/A         N/A          12
2000                9.13    (10.93)           8         .81         .30         N/A         N/A         210
2001                8.66     (4.90)           9         .91         .28         N/A         N/A         201
2002**              6.64    (23.11)           7        1.00(a)     (.10)(a)     N/A         N/A          67
-----------------------------------------------------------------------------------------------------------

GOVERNMENT FUND
---------------
1997              $10.33      8.61          $ 9         .60        6.95         .92        6.63         134
1998               10.41      7.54           11         .70        6.59         .87        6.42         107
1999                9.92      1.05           11         .76        6.07         .91        5.92          69
2000               10.22     10.54           11         .75        6.80         .90        6.65         131
2001               10.45      8.98           17         .66        6.09         .81        5.94          52
2002**             10.27      3.36           19         .75(a)     5.63(a)      .92(a)     5.46(a)       56
-----------------------------------------------------------------------------------------------------------

GROWTH FUND
-----------
1997              $29.24     29.28         $128         .82         .64         N/A         N/A          27
1998               35.78     27.35          187         .82         .34         N/A         N/A          26
1999               43.06     26.47          262         .81         .14         N/A         N/A          38
2000               39.80       .03          278         .80         .03         N/A         N/A          74
2001               30.71    (13.36)         241         .81         .19         N/A         N/A          72
2002**             26.78    (12.61)         207         .82(a)      .33(a)      N/A         N/A          44
-----------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                             P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                           Income from Investment Operations             from
                         -------------------------------------  ----------------------
              Net Asset
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1997            $11.93       $ .98          $ .41       $1.39       $1.02       $  --          $1.02
1998             12.30        1.00           (.62)        .38         .98          --            .98
1999             11.70        1.09           (.56)        .53        1.02         .02           1.04
2000             11.19        1.08          (1.72)       (.64)       1.11          --           1.11
2001(b)           9.44        0.89          (1.14)       (.25)       1.06          --           1.06
2002**            8.13         .35           (.38)       (.03)        .89          --            .89
-----------------------------------------------------------------------------------------------------

INTERNATIONAL SECURITIES FUND
-----------------------------
1997            $17.19       $ .18          $1.26       $1.44       $ .20       $1.52          $1.72
1998             16.91         .12           2.87        2.99         .16         .86           1.02
1999             18.88         .15           5.74        5.89         .12         .03            .15
2000             24.62         .11          (2.68)      (2.57)        .13        2.18           2.31
2001             19.74         .12          (2.95)      (2.83)        .24        1.26           1.50
2002**           15.41         .06          (1.08)      (1.02)        .08          --            .08
-----------------------------------------------------------------------------------------------------

INVESTMENT GRADE FUND
---------------------
1997            $11.36       $ .74          $ .31       $1.05       $ .74       $  --          $ .74
1998             11.67         .68***         .33        1.01         .71          --            .71
1999             11.97         .69           (.98)       (.29)        .70         .01            .71
2000             10.97         .76            .22         .98         .71          --            .71
2001(b)          11.24         .64            .21         .85         .73          --            .73
2002**           11.36         .32           (.10)        .22         .64          --            .64
-----------------------------------------------------------------------------------------------------

TARGET MATURITY 2007 FUND
-------------------------
1997            $11.71       $ .59          $ .90       $1.49       $ .57       $  --          $ .57
1998             12.63         .61           1.20        1.81         .61          --            .61
1999             13.83         .66          (1.93)      (1.27)        .62          --            .62
2000             11.94         .69           1.17        1.86         .68          --            .68
2001             13.12         .68            .31         .99         .68          --            .68
2002**           13.43         .35            .38         .73         .69          --            .69
-----------------------------------------------------------------------------------------------------

TARGET MATURITY 2010 FUND
-------------------------
1997            $11.16       $ .45          $1.29       $1.74       $ .20       $  --          $ .20
1998             12.70         .51           1.25        1.76         .48         .01            .49
1999             13.97         .65          (2.26)      (1.61)        .51          --            .51
2000             11.85         .64           1.74        2.38         .68          --            .68
2001             13.55         .65            .03         .68         .64          --            .64
2002**           13.59         .32            .52         .84         .65          --            .65
-----------------------------------------------------------------------------------------------------

TARGET MATURITY 2015 FUND
-------------------------
11/8/99++ to
12/31/99        $10.00       $ .04          $(.53)      $(.49)      $  --       $  --          $  --
2000              9.51         .45           1.92        2.37         .03          --            .03
2001             11.85         .47           (.36)       0.11         .39          --            .39
2002**           11.57         .19            .58         .77         .47          --            .47
-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                           R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                                Assets+       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
               ---------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return*  End of Period  Expenses      Income    Expenses      Income        Rate
                  Period       (%)  (in millions)       (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------
1997              $12.30     12.47         $ 60         .83        8.88         N/A         N/A          40
1998               11.70      3.15           65         .83        8.93         N/A         N/A          42
1999               11.19      4.95           68         .82        9.83         N/A         N/A          33
2000                9.44     (6.36)          55         .82        9.97         N/A         N/A          30
2001(b)             8.13     (3.47)          50         .83       10.12         N/A         N/A          32
2002**              7.21     (0.38)          50         .86(a)     9.40(a)      N/A         N/A          11
-----------------------------------------------------------------------------------------------------------

INTERNATIONAL SECURITIES FUND
-----------------------------
1997              $16.91      9.09         $ 74        1.13        1.15         N/A         N/A          71
1998               18.88     18.18           92        1.15         .75         N/A         N/A         109
1999               24.62     31.46          127         .98         .76         N/A         N/A         118
2000               19.74    (11.67)         119         .97         .55         N/A         N/A         132
2001               15.41    (14.79)          97        1.03         .73         N/A         N/A         125
2002**             14.31     (6.61)          87        1.08(a)      .86(a)      N/A         N/A          70
-----------------------------------------------------------------------------------------------------------

INVESTMENT GRADE FUND
---------------------
1997              $11.67      9.81         $ 17         .60        6.54         .87        6.27          41
1998               11.97      9.15           22         .68        5.97         .84        5.81          60
1999               10.97     (2.53)          21         .68        6.12         .83        5.97          27
2000               11.24      9.51           21         .68        6.87         .83        6.72          25
2001(b)            11.36      7.86           28         .68        6.36         .83        6.21          13
2002**             10.94      1.98           30         .77(a)     6.20(a)      .92(a)     6.05(a)        8
-----------------------------------------------------------------------------------------------------------

TARGET MATURITY 2007 FUND
-------------------------
1997              $12.63     13.38         $ 20         .60        5.91         .82        5.69           1
1998               13.83     14.97           26         .67        5.18         .83        5.02           1
1999               11.94     (9.39)          25         .69        5.47         .84        5.32           2
2000               13.12     16.44           29         .67        5.77         .82        5.62           9
2001               13.43      7.76           32         .66        5.24         .81        5.09           3
2002**             13.47      5.60           32         .71(a)     5.26(a)      .86(a)     5.11(a)        1
-----------------------------------------------------------------------------------------------------------

TARGET MATURITY 2010 FUND
-------------------------
1997              $12.70     15.86         $  5         .60        5.88         .87        5.61          13
1998               13.97     14.36            9         .67        4.90         .82        4.75           0
1999               11.85    (11.73)           9         .71        5.48         .86        5.33           9
2000               13.55     21.06           11         .70        5.72         .85        5.57          15
2001               13.59      5.15           14         .67        5.16         .82        5.01           2
2002**             13.78      6.31           16         .77(a)     5.14(a)      .94(a)     4.97(a)       --
-----------------------------------------------------------------------------------------------------------

TARGET MATURITY 2015 FUND
-------------------------
11/8/99++ to
12/31/99          $ 9.51     (4.90)        $  1        1.38(a)     4.24(a)     1.64(a)     3.98(a)        0
2000               11.85     25.01            2         .72        5.38         .87        5.23          11
2001               11.57      0.85            4         .67        5.21         .82        5.06          31
2002**             11.87      6.80            6         .96(a)     5.08(a)     1.10(a)     4.94(a)        2
-----------------------------------------------------------------------------------------------------------






Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------
                                             P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                           Income from Investment Operations             from
                         -------------------------------------  ----------------------
              Net Asset
                  Value               Net Realized
              ---------         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
1997            $12.57       $ .37         $ 2.64      $ 3.01       $ .36       $ .27          $ .63
1998             14.95         .32           1.46        1.78         .35         .55            .90
1999             15.83         .31           2.25        2.56         .33         .51            .84
2000             17.55         .29           (.29)         --         .30         .86           1.16
2001             16.39         .27          (3.53)      (3.26)        .30         .12            .42
2002**           12.71         .16          (1.72)      (1.56)        .27          --            .27
-----------------------------------------------------------------------------------------------------

(a) Annualized

(b) Prior to January 1, 2001, the High Yield Fund and Investment Grade Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated.
    The cumulative effect of this accounting change had no impact on total net assets of the Funds.

  * The effect of fees and charges incurred at the separate account level are not reflected in these performance figures

 ** For the period January 1, 2002 to June 30, 2002

*** Based on average shares outstanding during the year

  + Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 2002 (Note 4)

 ++ Commencement of operations

See notes to financial statements






-----------------------------------------------------------------------------------------------------------
                                           R A T I O S  /  S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                                Assets+       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                   Value                                            Net                     Net   Portfolio
               ---------     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return*  End of Period  Expenses      Income    Expenses      Income        Rate
                  Period       (%)  (in millions)       (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
1997              $14.95     25.07         $ 34         .67        3.12         .85        2.94          64
1998               15.83     12.58           50         .73        2.61         .85        2.49         105
1999               17.55     17.41           70         .65        2.12         .80        1.97          53
2000               16.39      (.59)          81         .76        1.84         .81        1.79          50
2001               12.71    (20.29)          66         .82        1.88         N/A         N/A          50
2002**             10.88    (12.42)          56         .84(a)     2.59(a)      N/A         N/A          16
-----------------------------------------------------------------------------------------------------------






Independent Auditors' Report

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the thirteen Funds comprising First Investors Life Series Fund as of June 30, 2002, the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the thirteen Funds comprising First
Investors Life Series Fund as of June 30, 2002, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker

Philadelphia, Pennsylvania
August 1, 2002





This page intentionally left blank.





FIRST INVESTORS LIFE SERIES FUND

Trustees
--------------------------------------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------------------------
Kathryn S. Head
President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary


The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.





FIRST INVESTORS LIFE SERIES FUND

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (Focused Equity Fund, Growth Fund and International
Securities Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Custodian (International Securities Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.